UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Focused High Yield Fund

Quarterly portfolio holdings 8/31/15

Fund's investments	Focused High Yield Fund

As of 8-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
Corporate bonds 82.7%					$606,538,071
(Cost $642,067,728)
Consumer discretionary 15.2%					111,835,708
Auto components 1.6%
Lear Corp.	5.250		01-15-25	1,890,000	1,880,550
The Goodyear Tire & Rubber Company	7.000		05-15-22	3,385,000	3,596,563
ZF North America Capital, Inc. (S)	4.500		04-29-22	2,250,000	2,185,313
ZF North America Capital, Inc. (S)	4.750		04-29-25	4,520,000	4,282,700
Automobiles 1.1%
Fiat Chrysler Automobiles NV	4.500		04-15-20	2,550,000	2,551,275
Fiat Chrysler Automobiles NV	5.250		04-15-23	2,150,000	2,125,813
General Motors Company	4.000		04-01-25	2,000,000	1,895,829
General Motors Financial Company, Inc.	3.450		04-10-22	1,340,000	1,281,774
Hotels, restaurants and leisure 2.2%
Boyd Gaming Corp.	6.875		05-15-23	3,030,000	3,113,325
Eldorado Resorts, Inc. (S)	7.000		08-01-23	2,230,000	2,221,638
International Game Technology PLC (S)	6.500		02-15-25	4,765,000	4,514,838
MGM Resorts International	6.000		03-15-23	2,400,000	2,436,000
Mohegan Tribal Gaming Authority	9.750		09-01-21	1,580,000	1,643,200
Mohegan Tribal Gaming Authority (S)	9.750		09-01-21	2,015,000	2,095,600
Waterford Gaming LLC (H)(S)	8.625		09-15-49	1,649,061	0
Household durables 0.2%
Meritage Homes Corp.	6.000		06-01-25	1,330,000	1,340,800
Leisure products 0.4%
AMC Entertainment, Inc.	5.750		06-15-25	1,800,000	1,791,000
Vista Outdoor, Inc. (S)	5.875		10-01-23	1,030,000	1,048,025
Media 7.1%
Altice Financing SA (S)	6.500		01-15-22	3,840,000	3,849,600
Altice Financing SA (S)	6.625		02-15-23	2,265,000	2,253,675
Altice Finco SA (S)	7.625		02-15-25	1,500,000	1,470,000
Altice SA (S)	7.750		05-15-22	3,790,000	3,695,250
AMC Entertainment, Inc.	5.875		02-15-22	4,345,000	4,410,175
Cablevision Systems Corp.	5.875		09-15-22	1,550,000	1,480,250
CCO Holdings LLC	5.125		02-15-23	2,100,000	2,094,750
CCO Holdings LLC	7.375		06-01-20	3,100,000	3,231,750
Cequel Communications Holdings I LLC (S)	6.375		09-15-20	1,750,000	1,718,063
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	2,855,000	2,949,215
DISH DBS Corp.	6.750		06-01-21	3,000,000	3,011,700
DISH DBS Corp.	7.875		09-01-19	2,100,000	2,276,190
iHeartCommunications, Inc.	10.625		03-15-23	3,000,000	2,692,500
Radio One, Inc. (S)	7.375		04-15-22	3,030,000	2,912,588
Radio One, Inc. (S)	9.250		02-15-20	2,085,000	1,855,650
Sinclair Television Group, Inc.	6.375		11-01-21	3,825,000	3,901,500
Sirius XM Radio, Inc. (S)	6.000		07-15-24	3,460,000	3,563,800
Virgin Media Finance PLC (S)	6.375		04-15-23	3,000,000	3,118,110
Virgin Media Secured Finance PLC (S)	5.375		04-15-21	1,620,000	1,660,500
Multiline retail 0.5%
Dollar Tree, Inc. (S)	5.250		03-01-20	1,875,000	1,964,063
Dollar Tree, Inc. (S)	5.750		03-01-23	1,825,000	1,911,688
Specialty retail 1.7%
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	4,730,000	3,973,200
L Brands, Inc.	5.625		10-15-23	4,000,000	4,260,000

2SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Specialty retail (continued)
L Brands, Inc.	6.950		03-01-33	4,058,000	$4,240,610
Textiles, apparel and luxury goods 0.4%
PVH Corp.	4.500		12-15-22	3,345,000	3,336,638
Consumer staples 5.1%					37,116,163
Food and staples retailing 1.1%
Rite Aid Corp. (S)	6.125		04-01-23	2,600,000	2,668,250
Simmons Foods, Inc. (S)	7.875		10-01-21	1,500,000	1,398,750
Tops Holding LLC (S)	8.000		06-15-22	4,070,000	4,049,650
Food products 1.6%
Barry Callebaut Services NV (S)	5.500		06-15-23	2,550,000	2,700,873
Kraft Heinz Foods Company (S)	4.875		02-15-25	2,189,000	2,361,425
Post Holdings, Inc.	7.375		02-15-22	2,865,000	2,936,625
Southern States Cooperative, Inc. (S)	10.000		08-15-21	4,225,000	3,823,625
Household products 0.8%
Kronos Acquisition Holdings, Inc. (S)	9.000		08-15-23	1,820,000	1,647,100
Reynolds Group Issuer, Inc.	5.750		10-15-20	3,985,000	4,109,531
Personal products 0.5%
Avon Products, Inc.	5.750		03-15-23	1,753,000	1,316,941
Revlon Consumer Products Corp.	5.750		02-15-21	2,500,000	2,475,000
Tobacco 1.1%
Alliance One International, Inc.	9.875		07-15-21	4,350,000	3,670,313
Vector Group, Ltd.	7.750		02-15-21	3,720,000	3,958,080
Energy 7.4%					54,415,732
Energy equipment and services 1.6%
Chaparral Energy, Inc.	7.625		11-15-22	2,620,000	1,179,000
CSI Compressco LP	7.250		08-15-22	3,140,000	2,574,800
Paragon Offshore PLC (S)	7.250		08-15-24	3,782,000	756,400
Permian Holdings, Inc. (S)	10.500		01-15-18	3,700,000	2,127,500
TerraForm Power Operating LLC (S)	5.875		02-01-23	5,580,000	5,301,000
Oil, gas and consumable fuels 5.8%
American Energy-Permian Basin LLC (S)	7.125		11-01-20	2,240,000	1,131,200
Antero Resources Corp.	5.125		12-01-22	1,695,000	1,525,500
Approach Resources, Inc.	7.000		06-15-21	1,870,000	1,252,900
Chesapeake Energy Corp.	5.750		03-15-23	2,580,000	1,923,416
Clayton Williams Energy, Inc.	7.750		04-01-19	1,890,000	1,587,600
Energy XXI Gulf Coast, Inc. (S)	11.000		03-15-20	2,885,000	1,774,275
EP Energy LLC	7.750		09-01-22	1,695,000	1,576,350
Global Partners LP	6.250		07-15-22	3,815,000	3,471,650
Halcon Resources Corp.	9.750		07-15-20	2,950,000	1,017,750
Linn Energy LLC	6.500		09-15-21	4,790,000	1,772,300
Oasis Petroleum, Inc.	6.875		03-15-22	1,555,000	1,290,650
Penn Virginia Corp.	8.500		05-01-20	1,755,000	456,300
Rex Energy Corp.	6.250		08-01-22	2,790,000	1,478,700
RSP Permian, Inc. (S)	6.625		10-01-22	1,630,000	1,597,400
SandRidge Energy, Inc. (S)	8.750		06-01-20	1,805,000	1,227,400
Sidewinder Drilling, Inc. (S)	9.750		11-15-19	3,480,000	2,148,900
SM Energy Company	5.625		06-01-25	2,565,000	2,276,438
Summit Midstream Holdings LLC	7.500		07-01-21	1,880,000	1,880,000
Tullow Oil PLC (S)	6.000		11-01-20	6,525,000	4,828,500

SEE NOTES TO FUND'S INVESTMENTS3

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Whiting Petroleum Corp.	6.250		04-01-23	2,350,000	$2,120,875
Williams Partners LP	4.875		03-15-24	4,915,000	4,582,943
WPX Energy, Inc.	5.250		09-15-24	1,895,000	1,555,985
Financials 16.0%					117,704,289
Banks 6.7%
Agromercantil Senior Trust (S)	6.250		04-10-19	3,750,000	3,801,563
Banco Regional SAECA (S)	8.125		01-24-19	1,925,000	2,003,145
CIT Group, Inc. (S)	5.500		02-15-19	3,970,000	4,173,463
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950		01-30-23	7,575,000	7,427,288
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)	7.875		01-23-24	4,200,000	4,275,730
HSBC Holdings PLC (5.625% to 1-17-20, then 5 Year ISDAFIX + 3.626%) (Q)	5.625		01-17-20	2,375,000	2,357,425
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)	6.500		04-16-25	1,950,000	1,870,781
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	7,600,000	8,018,000
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 year U.S. Swap Rate + 4.760%) (Q)	7.500		06-27-24	5,765,000	6,017,219
Wayne Merger Sub LLC (S)	8.250		08-01-23	1,995,000	1,940,138
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	5,880,000	5,887,350
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800		06-15-23	1,740,000	1,649,520
Capital markets 1.8%
Morgan Stanley (5.450% to 7-15-19, then 3 month LIBOR + 3.610%) (Q)	5.450		07-15-19	2,265,000	2,246,993
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)	5.550		07-15-20	4,265,000	4,259,669
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375		05-10-20	3,000,000	2,940,000
Walter Investment Management Corp.	7.875		12-15-21	4,000,000	3,640,000
Consumer finance 1.5%
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (Q)	4.900		03-15-20	3,975,000	3,845,813
Cash America International, Inc.	5.750		05-15-18	1,866,000	1,856,670
Credit Acceptance Corp.	6.125		02-15-21	2,885,000	2,863,363
Enova International, Inc.	9.750		06-01-21	2,550,000	2,116,500
Diversified financial services 2.0%
Algeco Scotsman Global Finance PLC (S)	10.750		10-15-19	3,055,000	1,802,450
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (Q)	5.875		03-27-20	1,715,000	1,698,922
McGraw-Hill Financial, Inc.	6.550		11-15-37	1,575,000	1,797,343
Nationstar Mortgage LLC	6.500		06-01-22	4,750,000	4,013,750
Nationstar Mortgage LLC	7.875		10-01-20	4,260,000	4,025,700
NewStar Financial, Inc. (S)	7.250		05-01-20	1,650,000	1,637,625
Insurance 0.5%
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	1,400,000	1,445,746
Sirius International Group, Ltd. (7.506% to 6-30-17, then 3 month LIBOR + 3.200%) (Q)(S)	7.506		06-30-17	1,900,000	1,928,500
Real estate investment trusts 1.2%
Crown Castle International Corp.	4.875		04-15-22	1,500,000	1,539,375
DuPont Fabros Technology LP	5.875		09-15-21	3,965,000	4,083,950
Iron Mountain, Inc.	6.000		08-15-23	3,500,000	3,578,750
Real estate management and development 0.6%
Rialto Holdings LLC (S)	7.000		12-01-18	4,205,000	4,331,150
Thrifts and mortgage finance 1.7%
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21	2,635,000	2,509,838
Ladder Capital Finance Holdings LLLP	7.375		10-01-17	1,276,000	1,312,685

4SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Quicken Loans, Inc. (S)	5.750		05-01-25	3,335,000	$3,251,625
Radian Group, Inc.	5.250		06-15-20	2,500,000	2,491,250
Stearns Holdings, Inc. (S)	9.375		08-15-20	3,065,000	3,065,000
Health care 7.8%					57,153,770
Health care equipment and supplies 0.2%
Hologic, Inc. (S)	5.250		07-15-22	1,500,000	1,535,625
Health care providers and services 4.3%
Community Health Systems, Inc.	6.875		02-01-22	3,020,000	3,212,525
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	2,538,000	2,538,000
DaVita HealthCare Partners, Inc.	5.000		05-01-25	1,460,000	1,430,800
DaVita HealthCare Partners, Inc.	5.125		07-15-24	4,325,000	4,306,078
HCA, Inc.	5.375		02-01-25	7,435,000	7,546,525
HealthSouth Corp. (S)	5.750		11-01-24	3,435,000	3,482,747
Select Medical Corp.	6.375		06-01-21	4,135,000	4,197,025
Tenet Healthcare Corp.	6.000		10-01-20	3,100,000	3,317,000
WellCare Health Plans, Inc.	5.750		11-15-20	1,600,000	1,678,000
Pharmaceuticals 3.3%
Endo Finance LLC (S)	6.000		02-01-25	1,600,000	1,644,000
Endo Finance LLC (S)	7.750		01-15-22	3,583,000	3,824,853
Mallinckrodt International Finance SA (S)	4.875		04-15-20	1,600,000	1,616,000
Mallinckrodt International Finance SA (S)	5.750		08-01-22	4,170,000	4,258,613
Quintiles Transnational Corp. (S)	4.875		05-15-23	2,030,000	2,070,600
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23	950,000	963,063
Valeant Pharmaceuticals International, Inc. (S)	5.625		12-01-21	4,225,000	4,320,063
Valeant Pharmaceuticals International, Inc. (S)	6.125		04-15-25	3,528,000	3,633,840
Valeant Pharmaceuticals International, Inc. (S)	7.500		07-15-21	1,470,000	1,578,413
Industrials 10.7%					78,222,341
Aerospace and defense 2.5%
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	3,990,000	4,119,675
LMI Aerospace, Inc.	7.375		07-15-19	4,500,000	4,342,500
StandardAero Aviation Holdings, Inc. (S)	10.000		07-15-23	2,300,000	2,259,750
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67	5,380,000	4,304,000
TransDigm, Inc.	6.500		07-15-24	3,300,000	3,225,750
Air freight and logistics 0.5%
XPO Logistics, Inc. (S)	6.500		06-15-22	3,850,000	3,792,250
Airlines 0.7%
Air Canada (S)	8.750		04-01-20	3,385,000	3,715,038
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600		07-15-20	1,545,587	1,588,091
Building products 0.6%
Associated Materials LLC	9.125		11-01-17	2,300,000	1,949,250
Builders FirstSource, Inc. (S)	10.750		08-15-23	2,175,000	2,207,625
Construction and engineering 0.3%
Tronox Finance LLC (S)	7.500		03-15-22	2,920,000	2,365,200
Diversified financial services 0.7%
AerCap Ireland Capital, Ltd.	4.500		05-15-21	5,250,000	5,335,313
Electrical equipment 0.2%
EnerSys (S)	5.000		04-30-23	1,790,000	1,722,875
Machinery 0.8%
Navistar International Corp.	8.250		11-01-21	2,480,000	2,163,800

SEE NOTES TO FUND'S INVESTMENTS5

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
Optimas OE Solutions Holding LLC (S)	8.625		06-01-21	2,500,000	$2,431,250
Trinity Industries, Inc.	4.550		10-01-24	1,015,000	952,247
Marine 0.7%
Global Ship Lease, Inc. (S)	10.000		04-01-19	1,625,000	1,657,500
Navios Maritime Holdings, Inc. (S)	7.375		01-15-22	4,130,000	3,427,900
Oil, gas and consumable fuels 0.6%
Teekay Offshore Partners LP	6.000		07-30-19	4,945,000	4,104,350
Road and rail 1.0%
OPE KAG Finance Sub, Inc. (S)	7.875		07-31-23	2,700,000	2,754,000
The Hertz Corp.	6.250		10-15-22	4,500,000	4,578,750
Trading companies and distributors 1.8%
Ahern Rentals, Inc. (S)	7.375		05-15-23	1,900,000	1,662,500
Aircastle, Ltd.	5.125		03-15-21	4,065,000	4,156,463
United Rentals North America, Inc.	4.625		07-15-23	1,075,000	1,057,531
United Rentals North America, Inc.	5.500		07-15-25	3,550,000	3,408,000
Univar, Inc. (S)	6.750		07-15-23	3,020,000	3,004,900
Transportation infrastructure 0.3%
CHC Helicopter SA	9.250		10-15-20	3,213,000	1,935,833
Information technology 3.1%					22,677,238
Internet software and services 0.9%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	3,415,000	3,449,150
InterActiveCorp	4.875		11-30-18	2,940,000	3,020,850
IT services 1.3%
Alliance Data Systems Corp. (S)	5.375		08-01-22	4,700,000	4,641,250
Brightstar Corp. (S)	7.250		08-01-18	4,850,000	5,104,625
Software 0.7%
Activision Blizzard, Inc. (S)	5.625		09-15-21	2,750,000	2,890,938
First Data Corp.	11.750		08-15-21	1,700,000	1,915,050
Technology hardware, storage and peripherals 0.2%
Denali Borrower LLC (S)	5.625		10-15-20	1,615,000	1,655,375
Materials 6.6%					48,568,208
Building materials 0.6%
Building Materials Corp. of America (S)	5.375		11-15-24	4,035,000	4,055,175
Chemicals 2.0%
Ashland, Inc.	6.875		05-15-43	1,985,000	2,004,850
Chemtura Corp.	5.750		07-15-21	2,160,000	2,165,400
Kraton Polymers LLC	6.750		03-01-19	646,000	649,230
Platform Specialty Products Corp. (S)	6.500		02-01-22	3,830,000	3,708,704
Rockwood Specialties Group, Inc.	4.625		10-15-20	3,049,000	3,155,715
The Chemours Company (S)	6.625		05-15-23	3,630,000	3,158,100
Construction materials 1.0%
American Gilsonite Company (S)	11.500		09-01-17	1,920,000	1,536,000
Cemex SAB de CV (S)	6.125		05-05-25	2,075,000	1,981,625
Norbord, Inc. (S)	6.250		04-15-23	2,460,000	2,472,300
NWH Escrow Corp. (S)	7.500		08-01-21	1,750,000	1,618,750
Containers and packaging 1.8%
Ardagh Finance Holdings SA, PIK (S)	8.625		06-15-19	2,384,601	2,515,754
Ball Corp.	5.000		03-15-22	1,835,000	1,862,525

6SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Ball Corp.	5.250		07-01-25	2,300,000	$2,288,500
Consolidated Container Company LLC (S)	10.125		07-15-20	2,090,000	1,818,300
Graphic Packaging International, Inc.	4.750		04-15-21	2,500,000	2,531,250
Graphic Packaging International, Inc.	4.875		11-15-22	2,195,000	2,205,975
Metals and mining 0.7%
Novelis, Inc.	8.750		12-15-20	2,010,000	2,004,975
Rain CII Carbon LLC (S)	8.000		12-01-18	2,470,000	2,309,450
Thompson Creek Metals Company, Inc.	7.375		06-01-18	1,820,000	1,092,000
Paper and forest products 0.5%
Sappi Papier Holding GmbH (S)	7.750		07-15-17	3,209,000	3,433,630
Telecommunication services 9.2%					67,199,647
Diversified telecommunication services 5.4%
CenturyLink, Inc.	6.750		12-01-23	2,500,000	2,425,000
Cincinnati Bell, Inc.	8.375		10-15-20	4,525,000	4,728,625
Communications Sales & Leasing, Inc. (S)	8.250		10-15-23	2,710,000	2,459,325
Frontier Communications Corp.	6.250		09-15-21	620,000	565,750
GCI, Inc.	6.875		04-15-25	3,325,000	3,416,438
Inmarsat Finance PLC (S)	4.875		05-15-22	5,485,000	5,330,872
Intelsat Luxembourg SA	8.125		06-01-23	3,170,000	2,337,875
Level 3 Financing, Inc.	5.625		02-01-23	2,830,000	2,854,763
T-Mobile USA, Inc.	6.125		01-15-22	1,563,000	1,611,844
T-Mobile USA, Inc.	6.250		04-01-21	1,880,000	1,941,664
T-Mobile USA, Inc.	6.375		03-01-25	2,400,000	2,448,000
T-Mobile USA, Inc.	6.731		04-28-22	3,165,000	3,323,250
T-Mobile USA, Inc.	6.836		04-28-23	1,165,000	1,220,338
Wind Acquisition Finance SA (S)	7.375		04-23-21	3,670,000	3,752,575
Windstream Corp.	6.375		08-01-23	1,715,000	1,264,041
Wireless telecommunication services 3.8%
Digicel Group, Ltd. (S)	7.125		04-01-22	2,300,000	2,003,875
Digicel, Ltd. (S)	6.000		04-15-21	2,095,000	1,918,622
Digicel, Ltd. (S)	6.750		03-01-23	1,105,000	1,013,838
Digicel, Ltd. (S)	7.000		02-15-20	2,125,000	2,114,375
SBA Communications Corp.	4.875		07-15-22	4,635,000	4,594,444
SoftBank Corp. (S)	4.500		04-15-20	3,200,000	3,209,600
Sprint Communications, Inc.	6.000		11-15-22	5,500,000	4,950,000
Sprint Communications, Inc.	7.000		08-15-20	3,965,000	3,935,263
Sprint Communications, Inc.	8.375		08-15-17	2,000,000	2,126,020
Sprint Corp.	7.250		09-15-21	1,700,000	1,653,250
Utilities 1.6%					11,644,975
Electric utilities 0.3%
Talen Energy Supply LLC (S)	6.500		06-01-25	2,310,000	2,142,525
Independent power and renewable electricity producers 1.3%
Dynegy, Inc.	7.375		11-01-22	2,270,000	2,372,150
Dynegy, Inc.	7.625		11-01-24	3,365,000	3,499,600
NRG Yield Operating LLC	5.375		08-15-24	2,460,000	2,367,750
TerraForm Power Operating LLC (S)	6.125		06-15-25	1,340,000	1,262,950

SEE NOTES TO FUND'S INVESTMENTS7

Focused High Yield Fund

	Rate (%	)		Maturity date	Par value^	Value
Convertible bonds 0.6%						$4,657,122
(Cost $5,268,420)
Industrials 0.3%						2,560,000
Trinity Industries, Inc.	3.875			06-01-36	2,000,000	2,560,000
Utilities 0.3%						2,097,122
NRG Yield, Inc. (S)	3.250			06-01-20	2,395,000	2,097,122
Term loans (M) 4.9%						$35,693,667
(Cost $36,974,470)
Consumer discretionary 1.3%						9,377,225
Hotels, restaurants and leisure 0.2%
Fontainebleau Las Vegas Holdings LLC (H)	0.000			06-06-16	2,376,576	427,784
Twin River Management Group, Inc.	5.250			07-10-20	1,292,252	1,289,829
Media 1.1%
iHeartCommunications, Inc.	6.948			01-30-19	5,072,237	4,455,113
MGOC, Inc.	4.000			07-31-20	1,334,921	1,330,749
TWCC Holding Corp. (T)			TBD	06-26-20	2,000,000	1,873,750
Energy 0.2%						1,215,842
Oil, gas and consumable fuels 0.2%
Citgo Holding, Inc. (T)			TBD	05-12-18	1,215,842	1,215,842
Financials 0.2%						1,714,874
Capital markets 0.2%
Gardner Denver, Inc. (T)			TBD	07-30-20	1,800,000	1,714,874
Industrials 2.2%						16,123,646
Aerospace and defense 0.4%
TransDigm, Inc.	3.750			06-04-21	1,144,221	1,131,144
WP CPP Holdings LLC	8.750			04-30-21	1,400,000	1,365,000
Aerospace and defense 0.8%
B/E Aerospace, Inc.	4.000			12-16-21	3,189,818	3,202,778
WP CPP Holdings LLC	4.500			12-28-19	2,925,000	2,899,406
Building products 0.3%
Builders FirstSource, Inc.	6.000			07-31-22	2,415,000	2,401,918
Commercial services and supplies 0.5%
UTEX Industries, Inc.	5.000			05-22-21	4,356,000	3,702,600
Road and rail 0.2%
Aegis Toxicology Corp.	9.500			08-24-21	1,480,000	1,420,800
Information technology 0.4%						2,994,642
Software 0.4%
First Data Corp.	4.200			03-24-21	3,000,000	2,994,642
Materials 0.3%						2,352,438
Construction materials 0.3%
Doncasters Group, Ltd.	9.500			10-09-20	2,361,293	2,352,438
Utilities 0.3%						1,915,000
Electric utilities 0.3%
ExGen Texas Power LLC (T)			TBD	09-18-21	2,000,000	1,915,000

8SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

	Rate (%	)	Maturity date	Par value^	Value
Capital preferred securities 0.2%					$1,321,250
(Cost $1,330,000)
Financials 0.2%					1,321,250
ILFC E-Capital Trust II (6.250% to 12-21-15, then 1.800% + highest of 3 month LIBOR, 10 year CMT or 30 year CMT) (S)	6.250		12-21-65	1,400,000	1,321,250
Collateralized mortgage obligations 1.6%					$11,631,628
(Cost $6,812,518)
Commercial and residential 1.6%					11,631,628
Banc of America Re-Remic Trust Series 2013-DSNY, Class F (P) (S)	3.687		09-15-26	1,000,000	999,688
CGBAM Commercial Mortgage Series 2015-SMRT, Class F (P) (S)	3.912		04-10-28	1,500,000	1,426,043
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (S)	0.350		05-19-47	123,354,701	2,047,688
Series 2007-4, Class ES IO	0.350		07-19-47	128,078,895	1,985,223
Series 2007-6, Class ES IO (S)	0.342		08-19-37	99,170,504	1,318,968
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.941		11-05-30	3,858,096	3,854,018
Asset backed securities 0.3%					$2,311,650
(Cost $2,335,000)
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	2,335,000	2,311,650
				Shares	Value
Common stocks 0.0%					$158,111
(Cost $32,175,898)
Consumer discretionary 0.0%					14,498
Hotels, restaurants and leisure 0.0%
Trump Entertainment Resorts, Inc. (I)				557,205	0
Media 0.0%
Cumulus Media, Inc., Class A (I)				10,136	14,498
Granite Broadcasting Corp. (I)				11,688	0
Vertis Holdings, Inc. (I)				560,094	0
Industrials 0.0%					143,613
Machinery 0.0%
Glasstech, Inc., Series A (I)				144	143,613
Preferred securities 3.7%					$27,100,475
(Cost $30,269,603)
Consumer staples 0.3%					2,358,052
Food products 0.3%
	Tyson Foods, Inc., 4.750%			45,823	2,358,052
Financials 2.6%					18,988,496
Banks 1.0%
	Bank of America Corp., Series L, 7.250%			3,567	3,941,606
	Wells Fargo & Company, Series L, 7.500%			3,236	3,815,244
Consumer finance 0.5%
	Ally Financial, Inc., 7.000% (S)			3,423	3,461,188
Diversified financial services 0.3%
	GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)			76,350	1,949,216
Insurance 0.6%
	The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)			135,435	4,213,383

SEE NOTES TO FUND'S INVESTMENTS9

Focused High Yield Fund

	Shares	Value
Financials (continued)
Real estate investment trusts 0.2%
Weyerhaeuser Company, 6.375%	32,780	$1,607,859
Industrials 0.2%		1,549,603
Machinery 0.2%
Glasstech, Inc., Series B (I)	4,475	1,549,603
Telecommunication services 0.1%		817,085
Diversified telecommunication services 0.1%
Frontier Communications Corp., 11.125%	8,106	817,085
Utilities 0.5%		3,387,239
Electric utilities 0.5%
Exelon Corp., 6.500%	74,790	3,387,239
Purchased options 0.0%		$98,520
(Cost $144,750)
	Shares/Par	Value
Call options 0.0%		$98,520
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-18-15; Strike Price: $1.39; Counterparty: RBC Dominion Securities) (I)	15,000,000	98,520
	Par value	Value
Short-term investments 5.6%		$41,185,000
(Cost $41,185,000)
Repurchase agreement 5.6%		41,185,000
Barclays Tri-Party Repurchase Agreement dated 8-31-15 at 0.110% to be repurchased at $41,185,126 on 9-1-15, collateralized by $41,786,600 U.S. Treasury Notes, 0.750% due 3-15-17 (valued at $42,008,875, including interest)	41,185,000	41,185,000
Total investments (Cost $798,563,387)† 99.6%		$730,695,494
Other assets and liabilities, net 0.4%		$2,865,435
Total net assets 100.0%		$733,560,929

10SEE NOTES TO FUND'S INVESTMENTS

Focused High Yield Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $287,430,445 or 39.2% of the fund's net assets as of 8-31-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $800,046,476. Net unrealized depreciation aggregated $69,350,982, of which $9,361,165 related to appreciated investment securities and $78,712,147 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS11

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$606,538,071	—	$606,538,071	—
Convertible bonds	4,657,122	—	4,657,122	—
Term loans	35,693,667	—	35,693,667	—
Capital preferred securities	1,321,250	—	1,321,250	—
Collateralized mortgage obligations	11,631,628	—	11,631,628	—
Asset backed securities	2,311,650	—	2,311,650	—
Common stocks	158,111	14,498	—	$143,613
Preferred securities	27,100,475	22,089,684	3,461,188	1,549,603
Purchased options	98,520	—	98,520	—
Short-term investments	41,185,000	—	41,185,000	—
Total investments in securities	$730,695,494	$22,104,182	$706,898,096	$1,693,216
Other financial instruments:
Futures	$112,739	$112,739	—	—
Forward foreign currency contracts	22,087	—	$22,087	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of

12

infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2015, the fund used futures contracts to manage the duration of the portfolio. The following table summarizes the contracts held at August 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	250	Short	Dec 2015	($31,878,364)	($31,765,625)	$112,739

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contracts.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at August 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
CAD	331,000	USD	249,501	Bank of Nova Scotia	9/30/2015	$2,075	—	$2,075
JPY	50,829,825	EUR	375,000	Deutsche Bank AG London	9/30/2015	—	($1,514)	(1,514)
USD	1,229,371	CAD	1,603,519	Royal Bank of Canada	9/30/2015	10,621	—	10,621
USD	1,229,655	CAD	1,603,519	Toronto Dominion Bank	9/30/2015	10,905	—	10,905
						$23,601	($1,514)	$22,087

Currency abbreviations
CAD	Canadian Dollar	JPY	Japanese Yen
EUR	Euro	USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

13

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended August 31, 2015, the fund used purchased options to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

14

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	57Q1	08/15
This report is for the information of the shareholders of John Hancock Focused High Yield Fund.		10/15

John Hancock

Global Conservative Absolute Return Fund

Quarterly portfolio holdings 8/31/15

Fund's investments	Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 35.5%						$39,126,407
(Cost $39,030,256)
Australia 0.3%						331,086
APT Pipelines, Ltd.	4.250		11-26-24	GBP	100,000	160,676
QBE Capital Funding IV, Ltd. (7.500% to 5-24-21, then 10 Year Swap Rate + 4.003%)	7.500		05-24-41	GBP	100,000	170,410
Belgium 0.2%						197,991
KBC Groep NV (P)(Q)	5.625		03-19-19	EUR	176,000	197,991
Canada 0.4%						482,854
Rogers Communications, Inc.	5.000		03-15-44		260,000	254,919
Transcanada Pipelines, Ltd.	7.625		01-15-39		175,000	227,935
Denmark 0.4%						448,727
Danske Bank A/S (P)(Q)	5.750		04-06-20	EUR	171,000	194,675
DONG Energy A/S	4.875		01-12-32	GBP	150,000	254,052
France 5.4%						5,920,080
AXA SA (P)(Q)	6.686		07-06-26	GBP	100,000	170,468
CNP Assurances (P)	7.375		09-30-41	EUR	100,000	125,288
Electricite de France SA	5.875		07-18-31	GBP	80,000	146,392
Electricite de France SA	6.000		01-23-2114	GBP	100,000	192,066
Electricite de France SA	6.250		05-30-28	GBP	150,000	285,743
GDF Suez	7.000		10-30-28	GBP	100,000	210,858
Lafarge SA	10.000		05-30-17	GBP	50,000	85,920
Orange SA	5.625		01-23-34	GBP	25,000	44,852
Orange SA	9.000		03-01-31		150,000	211,779
Pernod-Ricard SA (S)	4.250		07-15-22		150,000	155,741
RCI Banque SA	3.250		04-25-18		50,000	78,573
Societe Generale SA	8.000		09-29-49		200,000	212,400
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate + 6.394%) (Q)	8.250		11-29-18		4,000,000	4,000,000
Germany 0.4%						396,715
Aareal Bank AG (P)(Q)	7.625		04-30-20	EUR	200,000	223,756
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (P)	6.625		05-26-42	GBP	100,000	172,959
Guernsey, Channel Islands 0.2%						203,571
Credit Suisse Group Guernsey I, Ltd. (7.875% to 8-24-16, then 5 Year U.S. Swap Rate + 5.220%)	7.875		02-24-41		196,000	203,571
Ireland 1.0%						1,065,801
Actavis Funding SCS	3.800		03-15-25		100,000	96,875
Actavis Funding SCS	4.750		03-15-45		250,000	229,117
Bank of Ireland (P)(Q)	7.375		06-18-20	EUR	200,000	229,286
Bank of Ireland Mortgage Bank	3.625		10-02-20	EUR	100,000	129,523
GE Capital UK Funding	8.000		01-14-39	GBP	150,000	381,000
Italy 0.4%						449,811
Assicurazioni Generali SpA (6.269% to 6-16-26, then 3 month LIBOR + 2.350%) (Q)	6.269		06-16-26	GBP	100,000	156,902
Enel SpA	6.250		06-20-19	GBP	120,000	209,227
Telecom Italia SpA	6.375		06-24-19	GBP	50,000	83,682
Jersey, Channel Islands 0.5%						539,415
AA Bond Company, Ltd.	6.269		07-02-43	GBP	100,000	183,489
CPUK Finance, Ltd.	7.239		02-28-24	GBP	100,000	193,271
Gatwick Funding, Ltd.	4.625		03-27-34	GBP	100,000	162,655

2SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
Mexico 0.6%						$657,546
America Movil SAB de CV	5.750		06-28-30	GBP	110,000	199,593
Mexichem SAB de CV (S)	5.875		09-17-44		300,000	267,750
Petroleos Mexicanos	8.250		06-02-22	GBP	100,000	190,203
Netherlands 1.2%						1,298,181
Aegon NV	6.625		12-16-39	GBP	100,000	211,732
E.ON International Finance BV	6.375		06-07-32	GBP	200,000	378,063
ING Bank NV (6.875% to 5-29-18, then 3 month LIBOR + 2.550%)	6.875		05-29-23	GBP	100,000	168,464
Koninklijke KPN NV	5.750		09-17-29	GBP	50,000	87,086
RWE Finance BV	6.125		07-06-39	GBP	50,000	88,756
Siemens Financieringsmaatschappij NV (6.125% to 9-14-16, then 3 month LIBOR + 2.250%)	6.125		09-14-66	GBP	50,000	79,180
Swiss Reinsurance Company (6.302% to 5-25-19, then 6 month LIBOR + 2.120%) (Q)	6.302		05-25-19	GBP	100,000	163,999
Vonovia Finance BV	3.125		07-25-19	EUR	100,000	120,901
Spain 0.3%						396,322
Banco Bilbao Vizcaya Argentaria SA (P)(Q)	7.000		02-19-19	EUR	200,000	227,190
Telefonica Emisiones SAU	5.597		03-12-20	GBP	100,000	169,132
Sweden 0.1%						106,479
Vattenfall AB	6.875		04-15-39	GBP	50,000	106,479
Switzerland 0.3%						375,613
Glencore Finance Europe SA	6.500		02-27-19	GBP	100,000	165,613
UBS AG	5.125		05-15-24		210,000	210,000
United Kingdom 12.1%						13,335,996
ABP Finance PLC	6.250		12-14-26	GBP	100,000	191,092
Affinity Sutton Capital Markets PLC	5.981		09-17-38	GBP	100,000	202,056
Annington Finance No. 1 PLC	8.000		10-02-21	GBP	63,141	114,434
Arqiva Financing PLC	4.882		12-31-32	GBP	100,000	165,609
Aspire Defence Finance PLC	4.674		03-31-40	GBP	98,478	170,046
Aviva PLC (6.625% to 6-3-21, then 6 month LIBOR + 4.136%)	6.625		06-03-41	GBP	100,000	166,363
AWG Parent Company, Ltd.	6.625		01-15-29	GBP	50,000	102,948
Barclays Bank PLC	7.625		11-21-22		200,000	228,000
Barclays Bank PLC	10.000		05-21-21	GBP	200,000	393,892
British Telecommunications PLC	5.750		12-07-28	GBP	100,000	183,112
Broadgate Financing PLC	5.098		04-05-33	GBP	98,333	174,025
BUPA Finance PLC	3.375		06-17-21	GBP	130,000	203,831
Canary Wharf Finance II PLC	6.455		10-22-33	GBP	27,936	55,728
Centrica PLC	4.375		03-13-29	GBP	100,000	161,076
Close Brothers Finance PLC	3.875		06-27-21	GBP	100,000	159,484
Coventry Building Society	5.875		09-28-22	GBP	100,000	182,507
Credit Agricole SA	5.500		12-17-21	GBP	100,000	178,030
Dignity Finance PLC	4.696		12-31-49	GBP	120,000	198,276
Direct Line Insurance Group PLC (9.250% to 4-27-22, then 6 month LIBOR + 7.207%)	9.250		04-27-42	GBP	100,000	188,518
Eastern Power Networks PLC	6.250		11-12-36	GBP	70,000	142,002
Enterprise Inns PLC	6.500		12-06-18	GBP	70,000	113,054
Eversholt Funding PLC	6.359		12-02-25	GBP	100,000	191,030
FCE Bank PLC	2.759		11-13-19	GBP	100,000	154,029
FirstGroup PLC	8.125		09-19-18	GBP	100,000	176,065
G4S PLC	7.750		05-13-19	GBP	100,000	179,752
GlaxoSmithKline Capital PLC	5.250		12-19-33	GBP	50,000	93,216
GlaxoSmithKline Capital PLC	6.375		03-09-39	GBP	50,000	106,378

SEE NOTES TO FUND'S INVESTMENTS3

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
Go-Ahead Group PLC	5.375		09-29-17	GBP	100,000	$163,079
Hammerson PLC	5.250		12-15-16	GBP	100,000	160,214
HBOS Capital Funding LP (6.461% to 11-30-18, then 5 Year U.K. Treasury + 2.850%) (Q)	6.461		11-30-18	GBP	100,000	162,815
Heathrow Funding, Ltd.	6.450		12-10-31	GBP	250,000	499,348
HSBC Holdings PLC	6.000		03-29-40	GBP	100,000	173,688
Imperial Tobacco Finance PLC	9.000		02-17-22	GBP	150,000	303,036
Integrated Accommodation Services PLC	6.480		03-31-29	GBP	75,451	141,848
Intu Metrocentre Finance PLC	4.125		12-06-23	GBP	100,000	159,871
John Lewis PLC	4.250		12-18-34	GBP	100,000	152,921
Land Securities Capital Markets PLC (4.875% to 11-7-17, then 3 month LIBOR + 0.688%)	4.875		11-07-19	GBP	150,000	245,382
LCR Finance PLC	5.100		03-07-51	GBP	30,000	70,475
Lend Lease Europe Finance PLC	6.125		10-12-21	GBP	100,000	172,865
Lloyds Bank PLC	6.500		09-17-40	GBP	40,000	85,258
Lloyds Bank PLC	9.625		04-06-23	GBP	100,000	205,605
London & Quadrant Housing Trust	4.625		12-05-33	GBP	100,000	172,715
London Stock Exchange Group PLC	6.125		07-07-16	GBP	70,000	111,138
Marks & Spencer PLC	6.125		12-02-19	GBP	100,000	174,320
Marstons Issuer PLC (5.158% to 7-15-19, then 3 month LIBOR + 1.320%)	5.158		10-15-27	GBP	100,000	165,893
Mitchells & Butlers Finance PLC	5.965		12-15-23	GBP	44,868	77,554
National Grid Electricity Transmission PLC	5.875		02-02-24	GBP	150,000	280,558
National Westminster Bank PLC	6.500		09-07-21	GBP	50,000	85,461
Nationwide Building Society	6.750		07-22-20	EUR	100,000	137,292
NGG Finance PLC (4.250% to 6-18-20, then 7 Year Euro Swap Rate + 2.880%)	4.250		06-18-76	EUR	100,000	120,170
Notting Hill Housing Trust	5.250		07-07-42	GBP	100,000	183,280
Octagon Healthcare Funding PLC	5.333		12-31-35	GBP	89,164	160,064
Peabody Capital PLC	5.250		03-17-43	GBP	110,000	201,020
Provident Financial PLC	8.000		10-23-19	GBP	50,000	87,463
Prudential PLC (P)	5.700		12-19-63	GBP	100,000	158,310
Rio Tinto Finance USA PLC	4.125		08-21-42		275,000	241,245
Royal Bank of Scotland Group PLC (P)(Q)	7.750		08-10-20		204,000	204,510
RSA Insurance Group PLC (P)	5.125		10-10-45	GBP	100,000	156,592
Scottish Widows PLC (5.125% to 9-24-15 then 3 month LIBOR +1.630%) (Q)	5.125		09-24-15	GBP	100,000	151,639
Segro PLC	6.750		02-23-24	GBP	60,000	115,973
Severn Trent Utilities Finance PLC	6.125		02-26-24	GBP	100,000	186,614
Sky Group Finance PLC	6.000		05-21-27	GBP	50,000	91,891
Southern Water Services Finance, Ltd. (4.500% to 3-31-22, then 3 month LIBOR + 7.845%)	4.500		03-31-38	GBP	100,000	157,894
SSE PLC	3.875		12-29-49	GBP	100,000	147,856
SSE PLC	6.250		08-27-38	GBP	50,000	99,646
Stagecoach Group PLC	5.750		12-16-16	GBP	100,000	160,823
Telereal Securitisation PLC	5.565		12-10-31	GBP	58,683	105,792
Tesco Property Finance 3 PLC	5.744		04-13-40	GBP	127,963	187,367
Thames Water Utilities Cayman Finance, Ltd.	4.625		06-04-46	GBP	100,000	168,936
The Royal Bank of Scotland PLC	6.875		05-17-25	GBP	100,000	195,571
The Unique Pub Finance Company PLC	6.542		03-30-21	GBP	80,760	128,882
Trafford Centre Finance, Ltd.	6.500		07-28-33		94,634	191,494
Virgin Media Secured Finance PLC	5.500		01-15-21	GBP	100,000	160,791
Wales & West Utilities Finance PLC	6.250		11-30-21	GBP	100,000	183,729
Wessex Water Services Finance PLC	5.375		03-10-28	GBP	100,000	182,980
Western Power Distribution West Midlands PLC	5.750		04-16-22	GBP	110,000	206,829
WPP Finance 2010	5.625		11-15-43		140,000	144,884

4SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
United Kingdom (continued)
Yorkshire Building Society (P)	4.125		11-20-24	GBP	100,000	$153,951
Yorkshire Water Services Bradford Finance, Ltd.	6.375		08-19-39	GBP	50,000	104,251
Zurich Finance UK PLC (6.625% to 10-2-22, then 5 Year U.K. Treasury + 2.850%) (Q)	6.625		10-02-22	GBP	70,000	119,660
United States 11.7%						12,920,219
21st Century Fox America, Inc.	4.750		09-15-44		275,000	262,851
Altria Group, Inc.	5.375		01-31-44		400,000	418,003
Altria Group, Inc.	9.950		11-10-38		33,000	52,571
American International Group, Inc.	5.000		04-26-23	GBP	150,000	259,799
Amgen, Inc.	4.000		09-13-29	GBP	100,000	156,350
Anadarko Petroleum Corp.	4.500		07-15-44		270,000	244,506
AT&T, Inc.	7.000		04-30-40	GBP	100,000	198,256
Bank of America Corp.	6.125		09-15-21	GBP	150,000	269,487
Bank of America Corp.	7.750		05-14-38		360,000	482,982
Bank of America Corp.	8.125		06-02-28	GBP	100,000	212,906
Baxalta, Inc. (S)	5.250		06-23-45		260,000	260,612
Boston Scientific Corp.	7.375		01-15-40		220,000	275,545
Burlington Northern Santa Fe LLC	4.150		04-01-45		300,000	271,479
CCO Safari II LLC (S)	6.384		10-23-35		275,000	279,180
Celgene Corp.	4.625		05-15-44		270,000	253,664
Citigroup, Inc.	4.500		03-03-31	GBP	200,000	313,240
Comcast Corp.	4.750		03-01-44		225,000	233,592
CVS Health Corp.	3.500		07-20-22		61,000	62,319
CVS Health Corp.	5.125		07-20-45		285,000	303,520
DIRECTV Holdings LLC	4.375		09-14-29	GBP	100,000	153,848
DIRECTV Holdings LLC	5.150		03-15-42		370,000	344,736
Eastman Chemical Company	4.650		10-15-44		270,000	253,847
Energy Transfer Partners LP	3.600		02-01-23		150,000	136,380
Energy Transfer Partners LP	6.125		12-15-45		260,000	249,280
Enterprise Products Operating LLC	4.900		05-15-46		270,000	243,552
Exelon Corp.	5.100		06-15-45		260,000	258,226
Ford Motor Company	4.750		01-15-43		175,000	165,836
Fresenius Medical Care US Finance II, Inc. (S)	5.625		07-31-19		100,000	108,000
GE Capital Trust V (5.500% to 9-15-16, then 3 month LIBOR + 1.615%)	5.500		09-15-66	GBP	100,000	155,309
General Motors Company	6.250		10-02-43		187,000	200,134
Hess Corp.	5.600		02-15-41		235,000	226,358
International Paper Company	5.150		05-15-46		365,000	353,371
Jpmorgan Chase & Co	5.625		08-16-43		170,000	182,638
Kinder Morgan, Inc.	5.300		12-01-34		100,000	86,585
Kraft Heinz Foods Company	4.125		07-01-27	GBP	100,000	156,062
Mckesson Corp.	4.883		03-15-44		275,000	274,594
Metropolitan Life Global Funding I	3.500		09-30-26	GBP	100,000	160,091
Morgan Stanley	5.750		02-14-17	GBP	100,000	162,549
Pacific Gas & Electric Company	4.300		03-15-45		265,000	256,341
Pacific Lifecorp (S)	5.125		01-30-43		275,000	281,919
Reynolds American, Inc.	4.450		06-12-25		100,000	102,645
Reynolds American, Inc.	5.850		08-15-45		255,000	275,539
Sabmiller Holdings, Inc. (S)	4.950		01-15-42		450,000	470,800
The Home Depot, Inc.	4.400		03-15-45		260,000	262,738
The JM Smucker Company (S)	4.375		03-15-45		340,000	313,124
Time Warner, Inc.	4.850		07-15-45		269,000	259,985
Unitedhealth Group, Inc.	4.250		03-15-43		200,000	193,684
Verizon Communications, Inc.	5.012		08-21-54		83,000	75,712

SEE NOTES TO FUND'S INVESTMENTS5

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Verizon Communications, Inc.	6.550		09-15-43		319,000	$376,664
Virginia Electric & Power Company	4.650		08-15-43		315,000	331,782
Voya Financial, Inc.	5.700		07-15-43		240,000	272,263
Wal-Mart Stores, Inc.	4.875		01-19-39	GBP	70,000	128,675
Wal-Mart Stores, Inc.	5.625		03-27-34	GBP	60,000	118,759
Waste Management, Inc.	4.100		03-01-45		280,000	256,819
Wells Fargo Bank NA	5.250		08-01-23	GBP	150,000	260,512
Capital preferred securities 0.2%						$160,792
(Cost $150,839)
United States 0.2%						160,792
Rabobank Capital Funding Trust IV (5.556% to 12-31-19 then 6 month LIBOR + 1.460%) (Q)	5.556		12-31-19	GBP	100,000	160,792
Foreign government obligations 11.6%						$12,811,712
(Cost $13,268,433)
Italy 5.0%						5,480,227
Republic of Italy	2.600		09-15-23	EUR	4,308,517	5,480,227
Mexico 6.6%						7,331,485
Government of Mexico	5.000		12-11-19	MXN	123,882,200	7,331,485
				Shares		Value
Purchased options 0.2%						$182,157
(Cost $378,627)
Put options 0.2%						182,157
Over the Counter Option on a 5 year Interest Rate Swap (Expiration Date: 10-15-17; Underlying swap: Pay fixed rate of 0.610%, receive JPY LIBOR maturing 10-18-22; Strike Rate: 0.610%; Counterparty: Morgan Stanley & Company, Inc.) (I)				3,470,000,000		182,157
	Rate (%	)	Maturity date	Par value^		Value
Short-term investments 55.8%						$61,449,938
(Cost $61,449,704)
Certificate of deposit 1.8%						2,000,000
Natixis SA		0.370	12-01-15		2,000,000	2,000,000
Commercial paper 5.4%						5,994,743
ABN AMRO Bank NV		0.459	01-19-16		2,000,000	1,996,072
Agence Centrale Organismes		0.292	10-20-15		2,000,000	1,999,009
Landwirtschaftliche Rentenbank 09/13 ZCP		0.190	09-21-15		2,000,000	1,999,662
Time deposits 15.0%						16,504,804
BNP Paribas		0.090	09-02-15		2,350,645	2,350,645
Danske Bank		0.100	09-02-15		2,530,372	2,530,372
DBS Bank, Ltd.		0.300	10-27-15		1,500,000	1,500,000
DZ Bank AG		0.110	09-02-15		2,401,612	2,401,612
KBC Bank NV		0.100	09-02-15		3,971,368	3,971,368
Lloyd's		0.100	09-02-15		3,250,798	3,250,798
Rabobank		0.080	09-01-15		500,009	500,009
U.S. Government 32.7%						35,999,420
U.S. Treasury Bill	0.019		10-08-15		10,000,000	10,000,000
U.S. Treasury Bill	0.020		11-12-15		5,000,000	4,999,950
U.S. Treasury Bill	0.020		11-05-15		5,000,000	4,999,910
U.S. Treasury Bill	0.021		09-17-15		8,000,000	7,999,992
U.S. Treasury Bill	0.037		11-27-15		4,000,000	3,999,984
U.S. Treasury Bill	0.048		12-03-15		4,000,000	3,999,584

6SEE NOTES TO FUND'S INVESTMENTS

Global Conservative Absolute Return Fund

	Rate (%	)	Maturity date	Par value^	Value
Money market funds 0.9%					$950,971
BlackRock Cash Funds - Prime	0.150 (Y	)	12-31-49	950,971	950,971
Total investments (Cost $114,277,859)† 103.3%					$113,731,006
Other assets and liabilities, net (3.3%)					($3,590,216)
Total net assets 100.0%					$110,140,790

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
Key to Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $114,286,565. Net unrealized depreciation aggregated $555,559, of which $667,337 related to appreciated investment securities and $1,222,896 related to depreciated investments.

SEE NOTES TO FUND'S INVESTMENTS7

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy

As of August 31, 2015, all investments are categorized as Level 2 under the hierarchy described above, except for futures and money market funds,which are categorized as Level 1.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2015, the fund used futures contracts to manage against anticipated interest rate changes, to maintain diversity and liquidity of the fund, and as a substitute for securities purchased. The following table summarizes the contracts held at August 31, 2015.

Open contracts	Number of contracts	Position	Expiration date	Notional basis	Notional value	Unrealized appreciation (depreciation)
Euro-BTP Italian Government Bond Futures	34	Long	Sep 2015	$5,211,300	$5,157,134	($54,166)
U.K. Long Gilt Bond Futures	5	Long	Dec 2015	905,935	899,138	(6,797)
30-Year U.S. Treasury Bond Futures	4	Short	Dec 2015	(621,781)	(618,500)	3,281
German Euro BUND Futures	29	Short	Sep 2015	(5,033,764)	(4,981,889)	51,875
Ultra Long U.S. Treasury Bond Futures	57	Short	Dec 2015	(9,085,031)	(9,029,156)	55,875
						$50,068

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards

8

include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund. The following table summarizes the contracts held at August 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
BRL	6,500,000	USD	1,815,389	Merrill Lynch	11/10/2015	—	($64,871)	($64,871)
BRL	4,700,000	USD	1,292,985	Merrill Lynch	11/10/2015	—	(27,226)	(27,226)
BRL	2,200,000	USD	610,433	Merrill Lynch	11/10/2015	—	(17,950)	(17,950)
BRL	1,500,000	USD	420,286	Merrill Lynch	11/10/2015	—	(16,320)	(16,320)
BRL	290,000	USD	79,824	Merrill Lynch	11/10/2015	—	(1,724)	(1,724)
CHF	2,000,000	USD	2,132,924	Deutsche Bank	9/23/2015	—	(62,543)	(62,543)
EUR	2,810,000	USD	3,121,311	Merrill Lynch	9/11/2015	$32,332	—	32,332
EUR	440,254	USD	482,938	Citigroup	11/10/2015	11,638	—	11,638
GBP	215,000	USD	337,078	Barclays Capital	11/10/2015	—	(7,284)	(7,284)
GBP	669,000	USD	1,041,044	BNP	11/10/2015	—	(14,849)	(14,849)
GBP	175,000	USD	272,376	Goldman Sachs	11/10/2015	—	(3,940)	(3,940)
GBP	220,000	USD	343,495	HSBC	11/10/2015	—	(6,031)	(6,031)
INR	129,000,000	USD	1,975,498	Deutsche Bank	9/23/2015	—	(43,094)	(43,094)
INR	134,000,000	USD	2,083,657	Deutsche Bank	10/5/2015	—	(81,000)	(81,000)
INR	128,000,000	USD	1,984,496	Deutsche Bank	10/5/2015	—	(71,510)	(71,510)
KRW	2,200,000,000	USD	1,867,414	Barclays Capital	10/7/2015	—	(9,397)	(9,397)
NZD	3,047,000	USD	1,984,231	Goldman Sachs	9/1/2015	—	(53,036)	(53,036)
NZD	6,237,000	USD	4,087,474	UBS Warburg	10/2/2015	—	(143,949)	(143,949)
SEK	2,200,000	USD	266,191	BNP	11/10/2015	—	(5,882)	(5,882)
SEK	210,000	USD	24,321	HSBC	11/10/2015	527	—	527
USD	460,513	AUD	645,000	Goldman Sachs	9/11/2015	1,711	—	1,711
USD	2,035,059	AUD	2,750,000	Goldman Sachs	9/11/2015	78,925	—	78,925
USD	2,080,943	AUD	2,810,000	UBS Warburg	9/11/2015	82,130	—	82,130
USD	207,668	AUD	282,000	HSBC	11/10/2015	7,697	—	7,697
USD	4,249,308	BRL	15,190,000	Merrill Lynch	11/10/2015	158,482	—	158,482
USD	2,154,511	CHF	2,000,000	UBS Warburg	9/23/2015	84,130	—	84,130
USD	5,756,174	EUR	5,103,814	Citigroup	9/11/2015	28,199	—	28,199
USD	180,589	EUR	160,000	Deutsche Bank	9/11/2015	1,022	—	1,022
USD	506,612	EUR	460,484	UBS Warburg	10/14/2015	—	(10,449)	(10,449)
USD	336,499	EUR	300,000	BNP	11/10/2015	—	(517)	(517)
USD	2,011,655	EUR	1,760,000	BNP	11/10/2015	34,496	—	34,496
USD	263,742	EUR	240,000	Royal Bank of Scotland	11/10/2015	—	(5,871)	(5,871)
USD	4,520,992	EUR	4,000,000	UBS Warburg	11/10/2015	27,448	—	27,448
USD	18,519,363	GBP	11,932,039	HSBC	10/14/2015	213,747	—	213,747
USD	174,167	GBP	113,166	UBS Warburg	10/14/2015	552	—	552
USD	2,871,354	GBP	1,865,686	UBS Warburg	10/14/2015	9,100	—	9,100
USD	265,704	GBP	170,000	Citigroup	11/10/2015	4,937	—	4,937
USD	363,915	GBP	235,000	Royal Bank of Scotland	11/10/2015	3,443	—	3,443
USD	2,007,782	INR	129,000,000	Deutsche Bank	9/23/2015	75,378	—	75,378
USD	4,000,916	INR	262,000,000	Deutsche Bank	10/5/2015	85,273	—	85,273
USD	274,496	JPY	34,000,000	HSBC	11/10/2015	—	(6,247)	(6,247)
USD	175,131	KRW	207,000,000	Barclays Capital	10/7/2015	309	—	309
USD	4,052,783	KRW	4,610,000,000	Barclays Capital	10/7/2015	159,394	—	159,394
USD	1,355,300	MXN	23,000,000	HSBC	10/14/2015	—	(16,918)	(16,918)
USD	6,379,632	MXN	101,000,000	HSBC	10/14/2015	353,802	—	353,802

9

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	2,014,933	NZD	2,860,000	BNP	9/1/2015	202,259	—	202,259
USD	124,601	NZD	187,000	HSBC	9/1/2015	6,080	—	6,080
USD	247,813	NZD	377,000	HSBC	10/2/2015	9,444	—	9,444
USD	1,875,278	NZD	2,740,000	Merrill Lynch	10/2/2015	142,833	—	142,833
USD	2,045,416	NZD	3,120,000	UBS Warburg	10/2/2015	72,705	—	72,705
USD	285,286	SEK	2,410,000	UBS Warburg	11/10/2015	129	—	129
USD	2,040,381	SGD	2,870,000	Deutsche Bank	11/12/2015	12,807	—	12,807
USD	167,370	SGD	235,000	HSBC	11/12/2015	1,349	—	1,349
USD	177,985	TWD	5,740,000	Deutsche Bank	11/12/2015	1,417	—	1,417
USD	2,039,106	TWD	65,700,000	Deutsche Bank	11/12/2015	18,113	—	18,113
						$1,921,808	($670,608)	$1,251,200

Currency abbreviations
AUD	Australian Dollar	KRW	South Korean Won
BRL	Brazilian Real	MXN	Mexican Peso
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	SGD	Singapore Dollar
INR	Indian Rupee	TWD	New Taiwan Dollar
JPY	Japanese Yen	USD	US Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended August 31, 2015, the fund used purchased options to manage duration of the fund and to manage against anticipated interest rate changes.

During the period ended August 31, 2015, the fund wrote option contracts to manage duration of the fund and to manage against anticipated interest rate changes. The following tables summarize the fund's written options activities during the period ended August 31, 2015 and the contracts held at August 31, 2015.

	Notional value	Premiums received
Outstanding, beginning of period	25,400,000	$556,474
Options written	—	—
Option closed	—	—
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	25,400,000	$556,474

Interest Rate Swaptions (OTC)

Description	Counterparty	Floating rate index	Pay/receive floating rate	Exercise rate	Expiration date		Notional amount	Premium	Value
8-Year Interest Rate Swap	Morgan Stanley	EUR-EURIBOR-Telerate	Pay	1.11%	Oct 2017	EUR	25,400,000	$556,474	($423,832)

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

10

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended August 31, 2015, the fund used interest rate swaps to manage duration of the fund, manage against anticipated interest rate changes, to maintain diversity and liquidity of the fund, and as a substitute for securities purchased. The following table summarizes the interest rate swap contracts held as of August 31, 2015.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
CITIBANK N.A.	1,790,000,000	KRW	$1,551,664	3 Month Bank Rate for South Korea	FIXED 1.7150%	Jul 2018	—	$1,268	$1,268
CITIBANK N.A.	2,630,000,000	KRW	6,258,928	3 Month Bank Rate for South Korea	FIXED 1.6800%	Aug 2018	—	(826)	(826)
CITIBANK N.A..	8,280,000,000	KRW	7,375,406	3 Month Bank Rate for South Korea	FIXED 1.9175%	Mar 2018	—	47,532	47,532
HSBC	8,030,000,000	KRW	7,483,691	3 Month Bank Rate for South Korea	FIXED 1.8075%	Apr 2018	—	23,570	23,570
Exchange Cleared Swaps
	67,400,000	AUD	53,835,586	BBSW	FIXED 2.8175%	May 2019	—	353,109	353,109
	1,620,000	AUD	1,252,987	BBSW	FIXED 2.8275%	Jun 2019	—	8,022	8,022
	11,600,000	AUD	8,311,420	BBSW	FIXED 2.5900%	Aug 2019	—	11,868	11,868
	12,300,000	EUR	13,637,573	6 Month EURIBOR	FIXED 1.1780%	Jul 2021	—	85,050	85,050
	12,400,000	EUR	13,521,028	6 Month EURIBOR	FIXED 0.9220%	Aug 2021	—	(32,354)	(32,354)
	14,600,000	EUR	15,919,921	6 Month EURIBOR	FIXED 1.7770%	Aug 2029	—	(173,965)	(173,965)
	5,740,000	EUR	6,258,928	FIXED 1.8180%	6 Month EURIBOR	Aug 2049	—	83,985	83,985
	900,000	EUR	1,012,009	6 Month EURIBOR	FIXED 1.8050%	Aug 2029	—	(8,906)	(8,906)
	381,000	EUR	428,417	FIXED 1.8000%	6 Month EURIBOR	Aug 2049	—	7,537	7,537
	2,000,000	GBP	3,091,095	FIXED 1.2202%	6 Month LIBOR	May 2018	—	(7,131)	(7,131)
	275,000	GBP	425,026	6 Month LIBOR	FIXED 3.3010%	Jul 2043	$99,095	1,338	100,433
	742,000	GBP	1,146,796	FIXED 1.7642%	6 Month LIBOR	May 2022	—	(1,354)	(1,354)
	3,750,000	GBP	5,767,456	FIXED 2.1825%	6 Month LIBOR	May 2030	—	(29,949)	(29,949)
	26,200,000	GBP	40,924,711	6 Month LIBOR	FIXED 1.1200%	Jan 2017	—	70,349	70,349
	26,600,000	GBP	41,549,516	FIXED 1.9600%	6 Month LIBOR	Jul 2018	—	(123,008)	(123,008)
	9,180,000	GBP	14,326,290	FIXED 2.5000%	6 Month LIBOR	Jul 2021	—	(123,891)	(123,891)
	383,000	GBP	593,210	6 Month LIBOR	FIXED 2.7550%	Jul 2026	27,697	14,954	42,651
	9,150,000	GBP	14,273,903	FIXED 2.2850%	6 Month LIBOR	Aug 2021	—	(30,936)	(30,936)
	13,500,000	GBP	21,059,857	6 Month LIBOR	FIXED 1.1325%	Feb 2017	—	30,322	30,322
	13,500,000	GBP	21,059,857	FIXED 1.8675%	6 Month LIBOR	Aug 2018	—	(36,097)	(36,097)
	3,450,000	GBP	5,318,165	6 Month LIBOR	FIXED 1.0000%	Feb 2017	—	(810)	(810)
	3,430,000	GBP	5,287,335	FIXED 1.7250%	6 Month LIBOR	Aug 2018	—	(626)	(626)
	2,840,000	GBP	4,373,604	FIXED 1.2397%	6 Month LIBOR	Aug 2018	—	2,628	2,628
	14,500,000	GBP	22,330,022	FIXED 1.7932%	6 Month LIBOR	Aug 2022	—	46,051	46,051
	1,290,000	GBP	1,986,602	FIXED 2.1352%	6 Month LIBOR	Aug 2030	—	10,814	10,814
	893,000	GBP	1,375,221	6 Month LIBOR	FIXED 3.3010%	Jul 2043	337,466	(15,730)	321,736
	2,300,000	GBP	3,498,759	FIXED 0.8770%	6 Month LIBOR	Jul 2016	—	(2,654)	(2,654)
	2,100,000	GBP	3,194,519	FIXED 1.8780%	6 Month LIBOR	Jul 2020	—	(48,423)	(48,423)
	2,800,000	GBP	4,259,358	FIXED 2.7550%	6 Month LIBOR	Jul 2026	—	(311,806)	(311,806)
	1,250,000	GBP	1,901,499	FIXED 3.1400%	6 Month LIBOR	Jul 2033	—	(277,101)	(277,101)
	1,750,000	GBP	2,662,099	FIXED 3.3010%	6 Month LIBOR	Jul 2043	—	(639,122)	(639,122)
	330,000	GBP	550,605	FIXED 3.2997%	6 Month LIBOR	Feb 2044	—	(121,232)	(121,232)
	1,200,000	GBP	2,056,319	6 Month LIBOR	FIXED 2.7550%	Jul 2026	(4,499)	138,130	133,631
	79,900,000	SEK	9,804,824	FIXED 1.0210%	3 Month STIBOR	Jun 2019	—	(84,373)	(84,373)

11

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
	79,900,000	SEK	9,530,512	3 Month STIBOR	FIXED 1.0210%	Jun 2019	93,380	(9,007)	84,373
	1,220,000	USD	1,220,000	FIXED 2.9875%	3 Month LIBOR	May 2045	—	5,156	5,156
	1,610,000	USD	1,610,000	FIXED 3.0815%	3 Month LIBOR	May 2045	—	(7,211)	(7,211)
	3,770,000	USD	3,770,000	FIXED 3.0220%	3 Month LIBOR	May 2045	—	(4,971)	(4,971)
	2,950,000	USD	2,950,000	FIXED 3.2400%	3 Month LIBOR	Jul 2045	—	(38,233)	(38,233)
	1,250,000	USD	1,250,000	3 Month LIBOR	FIXED 3.2050%	Jul 2025	—	13,861	13,861
	1,640,000	USD	1,640,000	FIXED 3.2850%	3 Month LIBOR	Jul 2045	—	(35,205)	(35,205)
	22,600,000	USD	22,600,000	3 Month LIBOR	FIXED 3.2350%	Jul 2025	—	278,353	278,353
	14,900,000	USD	14,900,000	FIXED 3.5380%	3 Month LIBOR	Sep 2044	—	(431,617)	(431,617)
	28,300,000	USD	28,300,000	FIXED 1.1200%	3 Month LIBOR	Oct 2016	—	(140,204)	(140,204)
	3,110,000	USD	3,110,000	FIXED 3.4663%	3 Month LIBOR	Oct 2044	—	(115,116)	(115,116)
	5,140,000	USD	5,140,000	FIXED 3.3700%	3 Month LIBOR	Nov 2044	—	(102,024)	(102,024)
	2,940,000	USD	2,940,000	FIXED 2.8050%	3 Month LIBOR	Mar 2045	—	30,602	30,602
	1,130,000	USD	1,130,000	FIXED 2.8075%	3 Month LIBOR	Mar 2045	—	22,536	22,536
	73,200,000	USD	73,200,000	FIXED 1.1100%	3 Month LIBOR	Apr 2017	—	(122,010)	(122,010)
	5,930,000	USD	5,930,000	FIXED 2.6560%	3 Month LIBOR	Apr 2045	—	195,213	195,213
	12,500,000	USD	12,500,000	3 Month LIBOR	FIXED 3.2500%	Oct 2024	—	213,099	213,099
	6,890,000	USD	6,890,000	3 Month LIBOR	FIXED 3.5380%	Sep 2044	450,000	(250,413)	199,587
	9,390,000	USD	9,390,000	3 Month LIBOR	FIXED 2.5900%	Apr 2025	—	(136,768)	(136,768)
			$577,664,718				$1,003,139	($1,767,726)	($764,587)

The following are abbreviations for the table above:
BBSW	Bank Bill Swap Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
STIBOR	SEK Stockholm Inter-bank Offered Rate

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended August 31, 2015, the fund used CDS as a Buyer of protection to manage againt potential credit events. The following table summarizes the credit default swap contracts the fund held as of August 31, 2015 as a Buyer of protection.

Counterparty	Reference obligation	Notional amount	Currency	USD notional amount	(Pay)/ receive fixed rate		Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	CDX.NA.IG.24 5Y	10,400,000	USD	$10,400,000	(1.000%	)	Jun 2020	($182,937)	$74,653	($108,284)

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index.

The fund used CDS as a Seller of protection during the period ended August 31, 2015 to take a long position in the exposure of the benchmark credit. The following table summarizes the credit default swap contracts the fund held as of August 31, 2015 where the fund acted as a Seller of protection.

12

Counterparty	Reference obligation	Implied credit spread and/or credit rating at 8-31-15	Notional amount	Currency	USD notional amount	(Pay)/ receive fixed rate	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Market value
Exchange Cleared Swaps
	CDX.NA.HY.24 5Y	3.92%	228,690	USD	$228,690	5.000%	Jun 2020	$11,089	$1,476	$12,565
	CDX.NA.HY.24 5Y	3.92%	2,514,600	USD	2,514,600	5.000%	Jun 2020	113,467	24,690	138,157
	CDX.NA.IG.24 5Y	0.82%	10,400,000	USD	10,400,000	1.000%	Jun 2020	91,594	17,268	108,862
	iTraxx Europe Crossover Series 23 5Y	3.24%	234,000	EUR	263,122	5.000%	Jun 2020	19,612	2,871	22,483
	iTraxx Europe Crossover Series 23 5Y	3.24%	2,220,000	EUR	2,550,669	5.000%	Jun 2020	191,584	21,718	213,302
					$15,957,081			$427,346	$68,023	$495,369

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The fund used inflation swaps during the period ended August 31, 2015 to manage duration of the fund, maintain diversity and liquidity of the fund and manage against anticipated changes in inflation. The following table summarizes the inflation swap contracts held as of August 31, 2015.

Counterparty	Notional amount	Currency	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Unrealized appreciation (depreciation)	Market value
Merrill Lynch	1,350,000	USD	$1,350,000	USD - Non-Revised CPI	Fixed 1.6050%	8/7/2020	$2,107	$2,107
Merrill Lynch	1,350,000	USD	1,350,000	Fixed 2.1175%	USD - Non-Revised CPI	8/7/2045	(5,895)	(5,895)
Morgan Stanley	5,590,000	GBP	8,597,355	GBP - Non-Revised RPI	FIXED 3.2900%	5/26/2030	108,213	108,213
Morgan Stanley	310,000	USD	310,000	FIXED 2.2450%	USD - Non-Revised CPI	3/3/2045	(12,888)	(12,888)
Morgan Stanley	310,000	USD	310,000	USD - Non-Revised CPI	FIXED 1.8050%	3/3/2020	4,739	4,739
Morgan Stanley	313,000	USD	313,000	Fixed 2.2975%	USD - Non-Revised CPI	7/8/2045	(15,455)	(15,455)
Morgan Stanley	313,000	USD	313,000	USD - Non-Revised CPI	Fixed 1.8525%	7/8/2020	3,523	3,523
			$12,543,355				$84,344	$84,344

The following are abbreviations for the table above:
CPI	Consumer Price Index
RPI	Retail Price Index

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

13

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	427Q1	08/15
This report is for the information of the shareholders of John Hancock Global Conservative Absolute Return Fund.		10/15

John Hancock

Global Short Duration Credit Fund

Quarterly portfolio holdings 8/31/15

Fund's investments	Global Short Duration Credit Fund

As of 8-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 81.5%						$293,782,613
(Cost $316,994,008)
Argentina 0.4%						1,508,830
Arcos Dorados Holdings, Inc. (S)	10.250		07-13-16	BRL	6,000,000	1,508,830
Australia 0.8%						2,696,500
FMG Resources August 2006 Pty, Ltd.	6.875		04-01-22		1,000,000	617,500
FMG Resources August 2006 Pty, Ltd.	8.250		11-01-19		2,700,000	2,079,000
Austria 0.4%						1,337,500
Sappi Papier Holding GmbH (S)	7.750		07-15-17		1,250,000	1,337,500
Barbados 0.1%						421,000
Columbus International, Inc. (S)	7.375		03-30-21		400,000	421,000
Brazil 2.0%						7,374,346
Banco BTG Pactual SA (S)	5.750		09-28-22		1,040,000	899,288
Banco Santander Brasil SA (S)	8.000		03-18-16	BRL	1,000,000	266,072
Braskem Finance, Ltd.	6.450		02-03-24		2,015,000	1,828,411
Cia Brasileira de Aluminio (S)	4.750		06-17-24		750,000	674,063
Cia de Saneamento Basico do Estado de Sao Paulo (S)	6.250		12-16-20		1,000,000	920,000
Odebrecht Finance, Ltd. (S)	8.250		04-25-18	BRL	2,250,000	403,265
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750		10-01-22		919,100	523,887
Petrobras Global Finance BV	4.875		03-17-20		1,000,000	875,110
TAM Capital, Inc.	7.375		04-25-17		500,000	481,250
Vale Overseas, Ltd.	4.625		09-15-20		500,000	503,000
Canada 1.5%						5,518,260
Air Canada (S)	8.750		04-01-20		1,000,000	1,097,500
CHC Helicopter SA	9.250		10-15-20		1,134,000	683,235
Kronos Acquisition Holdings, Inc. (S)	9.000		08-15-23		700,000	633,500
Mercer International, Inc.	7.000		12-01-19		2,250,000	2,295,000
Norbord, Inc. (S)	6.250		04-15-23		805,000	809,025
China 8.0%						28,823,161
Agile Property Holdings, Ltd.	8.375		02-18-19		2,700,000	2,632,403
BCP Singapore VI Cayman Financing Company, Ltd. (S)	8.000		04-15-21		1,000,000	965,000
Central China Real Estate, Ltd.	6.500		06-04-18		800,000	749,959
Chalieco Hong Kong Corp., Ltd. (6.875% to 2-28-17, then 3 Year CMT + 11.152%) (Q)	6.875		02-28-17		2,500,000	2,487,500
China SCE Property Holdings, Ltd.	11.500		11-14-17		3,000,000	3,090,000
Country Garden Holdings Company, Ltd.	7.250		04-04-21		1,000,000	1,005,000
Country Garden Holdings Company, Ltd.	7.875		05-27-19		1,500,000	1,571,250
Geely Automobile Holdings, Ltd. (S)	5.250		10-06-19		2,000,000	2,010,000
Greenland Hong Kong Holdings, Ltd.	4.750		10-18-16		1,000,000	1,002,500
KWG Property Holding, Ltd.	8.975		01-14-19		2,400,000	2,411,894
Longfor Properties Company, Ltd.	6.875		10-18-19		3,500,000	3,613,750
Maoye International Holdings, Ltd.	7.750		05-19-17		800,000	760,000
Parkson Retail Group, Ltd.	4.500		05-03-18		4,200,000	3,801,000
Poly Real Estate Finance, Ltd.	5.250		04-25-19		1,200,000	1,249,135
West China Cement, Ltd.	6.500		09-11-19		1,500,000	1,473,770
Colombia 1.0%						3,682,000
Pacific Exploration and Production Corp. (S)	5.125		03-28-23		3,290,000	1,645,000
Transportadora de Gas Internacional SA ESP (S)	5.700		03-20-22		2,000,000	2,037,000
Guatemala 1.1%						3,974,131
Agromercantil Senior Trust (S)	6.250		04-10-19		875,000	887,031
Cementos Progreso Trust (S)	7.125		11-06-23		2,405,000	2,573,350

2SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^		Value
Guatemala (continued)
Comcel Trust (S)	6.875		02-06-24		500,000	$513,750
Hong Kong 6.2%						22,228,713
Champion MTN, Ltd.	3.750		01-17-23		400,000	385,463
China Oil & Gas Group, Ltd.	5.000		05-07-20		1,300,000	1,182,058
China Oil & Gas Group, Ltd.	5.250		04-25-18		1,500,000	1,424,751
FPT Finance, Ltd.	6.375		09-28-20		1,300,000	1,422,441
Franshion Brilliant, Ltd.	5.750		03-19-19		1,000,000	1,040,000
Franshion Investment, Ltd.	4.700		10-26-17		1,800,000	1,822,500
Gemdale Asia Investment, Ltd.	6.500		03-04-17	CNY	5,000,000	748,672
Gemdale International Investment, Ltd.	7.125		11-16-17		2,200,000	2,244,000
Hero Asia Investment, Ltd. (5.250% to 12-7-15, then 3 Year CMT + 9.912%) (Q)	5.250		12-07-15		1,000,000	994,977
MCE Finance, Ltd.	5.000		02-15-21		1,355,000	1,239,825
Shimao Property Holdings, Ltd.	6.625		01-14-20		2,300,000	2,282,750
Texhong Textile Group, Ltd.	7.625		01-19-16		2,300,000	2,317,250
Yancoal International Resources Development Company, Ltd.	4.461		05-16-17		1,200,000	1,181,794
Yancoal International Trading Company, Ltd. (7.200% to 5-22-16, then 2 Year CMT + 11.820%) (Q)	7.200		05-22-16		2,000,000	1,995,000
Yanlord Land HK Company, Ltd	5.375		05-23-16	CNY	5,000,000	748,672
Zoomlion HK SPV Company, Ltd.	6.875		04-05-17		1,200,000	1,198,560
India 2.1%						7,455,638
ICICI Bank, Ltd. (6.375% to 4-30-17, then 6 month LIBOR + 2.280%)	6.375		04-30-22		1,600,000	1,629,536
JSW Steel, Ltd.	4.750		11-12-19		3,100,000	2,699,852
Vedanta Resources PLC	6.000		01-31-19		2,700,000	2,342,250
Vedanta Resources PLC	6.750		06-07-16		800,000	784,000
Indonesia 1.5%						5,355,803
MPM Global Pte, Ltd.	6.750		09-19-19		2,500,000	2,092,178
Pelabuhan Indonesia III PT (S)	4.875		10-01-24		450,000	428,625
Star Energy Geothermal Wayang Windu, Ltd.	6.125		03-27-20		3,000,000	2,835,000
Ireland 1.0%						3,721,711
AerCap Ireland Capital, Ltd.	4.500		05-15-21		1,000,000	1,016,250
Aquarius + Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24		1,200,000	1,239,211
Ardagh Packaging Finance PLC (P)(S)	3.286		12-15-19		1,500,000	1,466,250
Italy 0.3%						1,244,763
Telecom Italia Capital SA	6.000		09-30-34		785,000	769,300
Wind Acquisition Finance SA (S)	7.375		04-23-21		465,000	475,463
Jamaica 0.7%						2,352,413
Digicel, Ltd. (S)	6.750		03-01-23		395,000	362,413
Digicel, Ltd. (S)	7.000		02-15-20		2,000,000	1,990,000
Kazakhstan 0.9%						3,051,809
KazMunayGas National Company (S)	4.875		05-07-25		1,565,000	1,376,809
Nostrum Oil & Gas Finance BV (S)	6.375		02-14-19		2,000,000	1,675,000
Luxembourg 3.4%						12,305,807
Actavis Funding SCS	2.350		03-12-18		2,715,000	2,712,646
ALROSA Finance SA (S)	7.750		11-03-20		850,000	877,498
Altice Financing SA (S)	6.625		02-15-23		790,000	786,050
Altice Finco SA (S)	7.625		02-15-25		500,000	490,000
Altice SA (S)	7.750		05-15-22		1,340,000	1,306,500
ArcelorMittal	6.125		06-01-18		2,575,000	2,678,000
Intelsat Jackson Holdings SA	7.500		04-01-21		500,000	484,375

SEE NOTES TO FUND'S INVESTMENTS3

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^		Value
Luxembourg (continued)
Intelsat Luxembourg SA	8.125		06-01-23		760,000	$560,500
Mallinckrodt International Finance SA (S)	4.875		04-15-20		900,000	909,000
Mallinckrodt International Finance SA (S)	5.750		08-01-22		1,470,000	1,501,238
Mexico 4.2%						15,281,956
America Movil SAB de CV	6.000		06-09-19	MXN	28,210,000	1,674,931
America Movil SAB de CV	7.125		12-09-24	MXN	13,000,000	756,140
Cemex SAB de CV (S)	6.500		12-10-19		1,500,000	1,522,500
Credito Real SAB de CV (S)	7.500		03-13-19		1,650,000	1,672,688
Grupo Cementos de Chihuahua SAB de CV (S)	8.125		02-08-20		1,000,000	1,052,500
Nemak SAB de CV (S)	5.500		02-28-23		1,550,000	1,546,125
Office Depot de Mexico SA de CV (S)	6.875		09-20-20		3,635,000	3,733,872
Petroleos Mexicanos	5.500		01-21-21		820,000	879,450
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21		2,500,000	2,443,750
Netherlands 3.3%						11,972,930
Bharti Airtel International Netherlands BV	5.125		03-11-23		800,000	840,008
Embraer Netherlands Finance BV	5.050		06-15-25		250,000	236,800
ICTSI Treasury BV	4.625		01-16-23		500,000	507,500
Indo Energy Finance II BV	6.375		01-24-23		4,000,000	2,160,000
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate + 4.445%) (Q)	6.000		04-16-20		1,810,000	1,753,438
Listrindo Capital BV	6.950		02-21-19		3,300,000	3,382,500
Schaeffler Finance BV (S)	3.250		05-15-19	EUR	1,000,000	1,126,424
Schaeffler Finance BV (S)	4.750		05-15-21		2,000,000	1,966,260
Paraguay 0.1%						520,298
Banco Regional SAECA (S)	8.125		01-24-19		500,000	520,298
Peru 0.3%						1,035,000
Inkia Energy, Ltd. (S)	8.375		04-04-21		1,000,000	1,035,000
Russia 1.0%						3,498,082
EuroChem Mineral & Chemical Company OJSC (S)	5.125		12-12-17		1,450,000	1,437,112
Lukoil International Finance BV (S)	4.563		04-24-23		1,300,000	1,133,470
Severstal OAO (S)	5.900		10-17-22		1,000,000	927,500
Singapore 3.5%						12,785,779
ABJA Investment Company Pte, Ltd.	4.850		01-31-20		1,000,000	996,605
Alam Synergy Pte, Ltd.	9.000		01-29-19		3,400,000	3,251,080
Pratama Agung Pte, Ltd.	6.250		02-24-20		300,000	283,500
TBG Global Pte, Ltd.	4.625		04-03-18		2,400,000	2,364,000
Theta Capital Pte, Ltd.	6.125		11-14-20		2,290,000	2,198,608
Theta Capital Pte, Ltd.	7.000		05-16-19		800,000	793,986
Yanlord Land Group, Ltd.	10.625		03-29-18		2,800,000	2,898,000
South Africa 0.6%						2,120,000
AngloGold Ashanti Holdings PLC	8.500		07-30-20		2,000,000	2,120,000
Spain 0.3%						1,073,750
BBVA Bancomer SA (S)	6.500		03-10-21		1,000,000	1,073,750
United Arab Emirates 0.1%						433,973
Dubai Electricity & Water Authority (S)	7.375		10-21-20		360,000	433,973
United Kingdom 1.6%						5,639,906
Algeco Scotsman Global Finance PLC (S)	10.750		10-15-19		1,025,000	604,750
Fiat Chrysler Automobiles NV	4.500		04-15-20		850,000	850,425
Fiat Chrysler Automobiles NV	5.250		04-15-23		750,000	741,563

4SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
United Kingdom (continued)
HSBC Holdings PLC (5.625% to 1-17-20, then 5 Year ISDAFIX + 3.626%) (Q)	5.625		01-17-20	505,000	$501,263
Inmarsat Finance PLC (S)	4.875		05-15-22	555,000	539,405
Tullow Oil PLC (S)	6.000		11-01-20	2,000,000	1,480,000
Virgin Media Secured Finance PLC (S)	5.375		04-15-21	900,000	922,500
United States 35.1%					126,368,554
Ahern Rentals, Inc. (S)	7.375		05-15-23	565,000	494,375
Aircastle, Ltd.	5.125		03-15-21	480,000	490,800
Alliance Data Systems Corp. (S)	5.375		08-01-22	1,500,000	1,481,250
Alliance One International, Inc.	9.875		07-15-21	1,135,000	957,656
AMC Entertainment, Inc.	5.875		02-15-22	280,000	284,200
American Airlines 2013-2 Class B Pass Through Trust (S)	5.600		07-15-20	218,303	224,307
American Energy-Permian Basin LLC (P)(S)	6.804		08-01-19	2,625,000	1,391,250
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (Q)	4.900		03-15-20	2,095,000	2,026,913
American Gilsonite Company (S)	11.500		09-01-17	1,900,000	1,520,000
AmeriGas Finance LLC	7.000		05-20-22	1,405,000	1,457,670
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18	1,815,000	1,833,150
Antero Resources Corp.	5.125		12-01-22	580,000	522,000
Approach Resources, Inc.	7.000		06-15-21	640,000	428,800
Associated Materials LLC	9.125		11-01-17	800,000	678,000
Avaya, Inc. (S)	9.000		04-01-19	1,500,000	1,398,750
Boyd Gaming Corp.	6.875		05-15-23	1,000,000	1,027,500
Brightstar Corp. (S)	7.250		08-01-18	1,500,000	1,578,750
Builders FirstSource, Inc. (S)	10.750		08-15-23	825,000	837,375
Building Materials Corp. of America (S)	5.375		11-15-24	1,340,000	1,346,700
Cablevision Systems Corp.	7.750		04-15-18	1,500,000	1,616,100
Cablevision Systems Corp.	8.000		04-15-20	1,000,000	1,082,500
Cablevision Systems Corp.	8.625		09-15-17	475,000	518,938
Calpine Corp. (S)	7.875		01-15-23	874,000	937,365
Cash America International, Inc.	5.750		05-15-18	690,000	686,550
CCO Holdings LLC	7.375		06-01-20	500,000	521,250
Cemex Finance LLC (S)	9.375		10-12-22	1,250,000	1,396,875
Cequel Communications Holdings I LLC (S)	6.375		09-15-20	500,000	490,875
Chaparral Energy, Inc.	7.625		11-15-22	1,440,000	648,000
Chesapeake Energy Corp.	5.750		03-15-23	885,000	659,776
Cincinnati Bell, Inc.	8.375		10-15-20	1,500,000	1,567,500
CIT Group, Inc. (S)	5.500		02-15-19	1,370,000	1,440,213
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (Q)	5.875		03-27-20	600,000	594,375
Clayton Williams Energy, Inc.	7.750		04-01-19	660,000	554,400
Clear Channel Worldwide Holdings, Inc.	6.500		11-15-22	875,000	903,875
CNH Industrial Capital LLC (S)	3.875		07-16-18	2,000,000	1,992,500
CNO Financial Group, Inc.	4.500		05-30-20	1,420,000	1,462,600
Community Health Systems, Inc.	6.875		02-01-22	220,000	234,025
Community Health Systems, Inc.	7.125		07-15-20	500,000	528,750
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19	1,200,000	1,200,000
CSI Compressco LP	7.250		08-15-22	935,000	766,700
DaVita HealthCare Partners, Inc.	5.750		08-15-22	1,535,000	1,633,240
Denali Borrower LLC (S)	5.625		10-15-20	570,000	584,250
Dollar Tree, Inc. (S)	5.250		03-01-20	420,000	439,950
Dollar Tree, Inc. (S)	5.750		03-01-23	690,000	722,775
Dominion Resources, Inc.	2.500		12-01-19	1,320,000	1,323,072
Dynegy, Inc.	7.375		11-01-22	755,000	788,975
Dynegy, Inc.	7.625		11-01-24	325,000	338,000
Endo Finance LLC (S)	7.750		01-15-22	1,750,000	1,868,125

SEE NOTES TO FUND'S INVESTMENTS5

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
United States (continued)
Energy XXI Gulf Coast, Inc. (S)	11.000		03-15-20	950,000	$584,250
Enova International, Inc.	9.750		06-01-21	625,000	518,750
EP Energy LLC	7.750		09-01-22	655,000	609,150
First Data Corp.	11.750		08-15-21	588,000	662,382
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	250,000	224,375
Glen Meadow Pass-Through Trust (6.505% to 2-15-17, then 3 month LIBOR + 2.125%) (S)	6.505		02-12-67	1,500,000	1,297,500
Global Partners LP	6.250		07-15-22	315,000	286,650
Halcon Resources Corp.	9.750		07-15-20	950,000	327,750
HCA, Inc.	5.375		02-01-25	905,000	918,575
Hologic, Inc. (S)	5.250		07-15-22	500,000	511,875
Huntington Ingalls Industries, Inc. (S)	5.000		12-15-21	1,300,000	1,342,250
InterActiveCorp	4.875		11-30-18	180,000	184,950
International Game Technology PLC (S)	5.625		02-15-20	1,250,000	1,237,500
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19	760,000	638,400
Kinetic Concepts, Inc.	10.500		11-01-18	730,000	770,150
Kraft Heinz Foods Company (S)	4.875		02-15-25	735,000	792,895
Kraton Polymers LLC	6.750		03-01-19	840,000	844,200
Ladder Capital Finance Holdings LLLP (S)	5.875		08-01-21	785,000	747,713
Ladder Capital Finance Holdings LLLP	7.375		10-01-17	500,000	514,375
Level 3 Financing, Inc.	5.625		02-01-23	975,000	983,531
Linn Energy LLC	6.500		09-15-21	1,460,000	540,200
LMI Aerospace, Inc.	7.375		07-15-19	2,950,000	2,846,750
Mohegan Tribal Gaming Authority	9.750		09-01-21	265,000	275,600
Mohegan Tribal Gaming Authority (S)	9.750		09-01-21	745,000	774,800
Nationstar Mortgage LLC	7.875		10-01-20	1,770,000	1,672,650
Navistar International Corp.	8.250		11-01-21	840,000	732,900
NewStar Financial, Inc. (S)	7.250		05-01-20	550,000	545,875
Novelis, Inc.	8.750		12-15-20	825,000	822,938
NRG Yield Operating LLC	5.375		08-15-24	710,000	683,375
NWH Escrow Corp. (S)	7.500		08-01-21	575,000	531,875
Oasis Petroleum, Inc.	6.875		03-15-22	535,000	444,050
OPE KAG Finance Sub, Inc. (S)	7.875		07-31-23	1,000,000	1,020,000
Paragon Offshore PLC (S)	7.250		08-15-24	1,400,000	280,000
Penn Virginia Corp.	8.500		05-01-20	645,000	167,700
Platform Specialty Products Corp. (S)	6.500		02-01-22	1,480,000	1,433,128
Post Holdings, Inc.	7.375		02-15-22	1,500,000	1,537,500
PVH Corp.	4.500		12-15-22	250,000	249,375
Quicken Loans, Inc. (S)	5.750		05-01-25	135,000	131,625
Radian Group, Inc.	5.250		06-15-20	850,000	847,025
Radio One, Inc. (S)	7.375		04-15-22	1,025,000	985,281
Radio One, Inc. (S)	9.250		02-15-20	795,000	707,550
Rain CII Carbon LLC (S)	8.000		12-01-18	790,000	738,650
Rex Energy Corp.	6.250		08-01-22	320,000	169,600
Reynolds Group Issuer, Inc.	5.750		10-15-20	1,350,000	1,392,188
Reynolds Group Issuer, Inc.	9.875		08-15-19	463,000	486,439
Rialto Holdings LLC (S)	7.000		12-01-18	1,595,000	1,642,850
Rite Aid Corp. (S)	6.125		04-01-23	900,000	923,625
Rite Aid Corp.	9.250		03-15-20	680,000	732,275
Rockwood Specialties Group, Inc.	4.625		10-15-20	1,058,000	1,095,030
RSP Permian, Inc. (S)	6.625		10-01-22	620,000	607,600
SandRidge Energy, Inc. (S)	8.750		06-01-20	620,000	421,600
SBA Communications Corp.	4.875		07-15-22	715,000	708,744
Select Medical Corp.	6.375		06-01-21	1,490,000	1,512,350

6SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^		Value
United States (continued)
Simmons Foods, Inc. (S)	7.875		10-01-21		500,000	$466,250
Southern States Cooperative, Inc. (S)	10.000		08-15-21		1,900,000	1,719,500
SPL Logistics Escrow LLC (S)	8.875		08-01-20		590,000	628,350
Springleaf Finance Corp.	6.900		12-15-17		3,080,000	3,272,500
Sprint Communications, Inc.	6.000		11-15-22		500,000	450,000
Sprint Communications, Inc.	8.375		08-15-17		1,000,000	1,063,010
Sprint Communications, Inc. (S)	9.000		11-15-18		545,000	606,994
StandardAero Aviation Holdings, Inc. (S)	10.000		07-15-23		800,000	786,000
Stearns Holdings, Inc. (S)	9.375		08-15-20		1,010,000	1,010,000
Summit Midstream Holdings LLC	7.500		07-01-21		1,000,000	1,000,000
T-Mobile USA, Inc.	6.125		01-15-22		374,000	385,688
T-Mobile USA, Inc.	6.731		04-28-22		1,000,000	1,050,000
Targa Resources Partners LP (S)	5.000		01-15-18		1,000,000	990,000
Teekay Offshore Partners LP	6.000		07-30-19		430,000	356,900
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67		1,875,000	1,500,000
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)	5.375		05-10-20		1,000,000	980,000
The Goodyear Tire & Rubber Company	7.000		05-15-22		1,750,000	1,859,375
The Hertz Corp.	5.875		10-15-20		1,180,000	1,192,225
The Hertz Corp.	6.250		10-15-22		1,500,000	1,526,250
Thompson Creek Metals Company, Inc.	7.375		06-01-18		175,000	105,000
Tops Holding LLC (S)	8.000		06-15-22		1,380,000	1,373,100
TransDigm, Inc.	6.500		07-15-24		980,000	957,950
Trinity Industries, Inc.	4.550		10-01-24		525,000	492,541
Tronox Finance LLC (S)	7.500		03-15-22		1,005,000	814,050
Valeant Pharmaceuticals International, Inc. (S)	5.500		03-01-23		650,000	658,938
Valeant Pharmaceuticals International, Inc. (S)	5.625		12-01-21		750,000	766,875
Vector Group, Ltd.	7.750		02-15-21		1,260,000	1,340,640
Walter Investment Management Corp.	7.875		12-15-21		1,105,000	1,005,550
Wayne Merger Sub LLC (S)	8.250		08-01-23		760,000	739,100
WellCare Health Plans, Inc.	5.750		11-15-20		545,000	571,569
Whiting Petroleum Corp.	5.750		03-15-21		1,000,000	895,000
William Lyon Homes, Inc.	5.750		04-15-19		600,000	605,622
Williams Partners LP	4.875		03-15-24		1,750,000	1,631,770
Windstream Services LLC	7.500		06-01-22		2,000,000	1,580,000
XPO Logistics, Inc. (S)	7.875		09-01-19		2,000,000	2,120,000
ZF North America Capital, Inc. (S)	4.500		04-29-22		750,000	728,438
Capital preferred securities 0.2%						$755,000
(Cost $782,002)
United States 0.2%						755,000
ILFC E-Capital Trust II (6.250% to 12-21-15, then 1.800% + highest of 3 month LIBOR, 10 year CMT or 30 year CMT) (S)	6.250		12-21-65		800,000	755,000
Convertible bonds 0.8%						$2,930,391
(Cost $3,194,341)
United States 0.8%						2,930,391
NRG Yield, Inc. (S)	3.250		06-01-20		825,000	722,391
Trinity Industries, Inc.	3.875		06-01-36		1,725,000	2,208,000
Foreign government obligations 0.4%						$1,541,191
(Cost $1,566,723)
Mexico 0.2%						668,191
Government of Mexico	10.000		12-05-24	MXN	8,740,000	668,191

SEE NOTES TO FUND'S INVESTMENTS7

Global Short Duration Credit Fund

	Rate (%	)		Maturity date	Par value^	Value
Vietnam 0.2%						$873,000
Socialist Republic of Vietnam	6.750			01-29-20	800,000	873,000
Term loans (M) 10.3%						$37,043,401
(Cost $37,760,460)
Germany 0.4%						1,470,000
CD&R Millennium Holdco 6 SARL	8.750			07-31-22	1,500,000	1,470,000
Luxembourg 0.8%						2,745,907
Gol LuxCo SA (T)			TBD	08-19-20	1,200,000	1,192,500
Mallinckrodt International Finance SA	3.250			03-19-21	1,564,160	1,553,407
Netherlands 0.1%						467,739
Tronox Pigments Holland BV	4.250			03-19-20	497,462	467,739
United States 9.0%						32,359,755
Asurion LLC	5.000			05-24-19	747,524	741,606
B/E Aerospace, Inc.	4.000			12-16-21	1,078,909	1,083,293
Builders FirstSource, Inc.	6.000			07-31-22	850,000	845,396
Calpine Corp.	4.000			10-30-20	746,212	743,280
CareCore National LLC	5.500			03-05-21	545,854	532,208
Catalent Pharma Solutions, Inc.	4.250			05-20-21	247,500	247,122
Checkout Holding Corp.	4.500			04-09-21	386,100	333,977
Dell International LLC	4.000			04-29-20	698,250	695,108
Doncasters US Finance LLC	4.500			04-09-20	1,599,490	1,592,825
Eastman Kodak Company	7.250			09-03-19	746,193	726,294
ExGen Texas Power LLC (T)			TBD	09-18-21	700,000	670,250
Gardner Denver, Inc.	4.250			07-30-20	2,497,517	2,379,405
Gates Global LLC	4.250			07-05-21	1,612,813	1,785,024
Jazz Acquisition, Inc.	4.500			06-19-21	618,939	609,655
JC Penney Company, Inc.	5.000			06-20-19	445,500	443,988
JC Penney Corp., Inc.	6.000			05-22-18	736,842	735,000
Key Safety Systems, Inc.	4.750			08-29-21	1,290,250	1,282,590
Lands' End, Inc.	4.250			04-04-21	1,383,097	1,309,620
Marina District Finance Company, Inc.	6.500			08-15-18	630,986	632,563
National Mentor Holdings, Inc.	4.250			01-31-21	397,407	395,420
NTELOS, Inc.	5.750			11-09-19	982,323	977,412
Ocwen Loan Servicing LLC	5.000			02-15-18	1,282,312	1,278,305
Opal Acquisition, Inc.	5.000			11-27-20	2,153,534	2,113,693
PetSmart, Inc.	4.250			03-11-22	947,625	945,471
Post Holdings, Inc.	3.750			06-02-21	233,644	233,269
Shearer's Foods LLC	4.500			06-30-21	223,313	221,777
Surgery Center Holdings, Inc.	5.250			11-03-20	1,094,500	1,093,132
Sybil Finance BV	4.250			03-20-20	313,143	312,621
Terraform Private Warehouse	6.250			08-11-22	1,390,000	1,376,100
The Goodyear Tire & Rubber Company	3.750			04-30-19	1,083,333	1,085,013
The Hillman Group, Inc.	4.500			06-30-21	297,000	297,557
The Sun Products Corp.	5.500			03-23-20	487,771	468,870
TransDigm, Inc.	3.750			06-04-21	994,975	983,603
TWCC Holding Corp. (T)			TBD	06-26-20	1,100,000	1,030,563
TWCC Holding Corp.	5.750			02-13-20	1,072,313	1,062,595
Twin River Management Group, Inc.	5.250			07-10-20	119,211	118,988
UTEX Industries, Inc.	5.000			05-22-21	346,500	294,525
Valeant Pharmaceuticals International, Inc.	3.750			08-05-20	401,107	399,817
Walter Investment Management Corp.	4.750			12-19-20	298,485	281,820

8SEE NOTES TO FUND'S INVESTMENTS

Global Short Duration Credit Fund

	Rate (%	)	Maturity date	Par value^	Value
Collateralized mortgage obligations 2.5%					$9,151,878
(Cost $9,331,578)
United States 2.5%					9,151,878
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (P) (S)	3.716		04-14-33	2,000,000	1,737,266
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (P) (S)	3.950		05-15-29	250,000	241,374
Series 2015-JWRZ, Class GL2 (P) (S)	3.886		05-15-29	1,250,000	1,235,371
CGBAM Commercial Mortgage Series 2015-SMRT, Class F (P) (S)	3.912		04-10-28	500,000	475,348
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class E (P) (S)	3.437		02-13-32	1,500,000	1,488,050
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (P) (S)	3.495		12-15-19	1,000,000	936,163
Great Wolf Trust Series 2015-WOLF, Class E (P) (S)	4.638		05-15-34	2,000,000	2,000,386
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.941		11-05-30	241,439	241,184
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	2.769		11-15-29	803,427	796,736
Asset backed securities 0.3%					$876,150
(Cost $885,000)
United States 0.3%					876,150
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	885,000	876,150
				Shares	Value
Preferred securities 1.4%					$5,069,588
(Cost $5,267,716)
United States 1.4%					5,069,588
Ally Financial, Inc., 7.000% (S)				1,177	1,190,131
American Tower Corp., 5.250%				7,100	728,744
Exelon Corp., 6.500%				26,350	1,193,392
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)				26,200	668,886
Tyson Foods, Inc., 4.750%				13,123	675,310
Weyerhaeuser Company, 6.375%				12,500	613,125
Purchased options 0.0%					$32,840
(Cost $48,250)
Call options 0.0%					32,840
Over the Counter Option on the USD vs. CAD (Expiration Date: 12-18-15; Strike Price: $1.39; Counterparty: RBC Dominion Securities) (I)				5,000,000	32,840
				Par value	Value
Short-term investments 1.8%					$6,471,000
(Cost $6,471,000)
Repurchase agreement 1.8%					6,471,000
Repurchase Agreement with State Street Corp. dated 8-31-15 at 0.000% to be repurchased at $6,471,000 on 9-1-15, collateralized by $6,490,000 Federal Home Loan Mortgage Corp., 1.870% due 12-24-19 (valued at $6,603,575, including interest)				6,471,000	6,471,000
Total investments (Cost $382,301,078)† 99.2%					$357,654,052
Other assets and liabilities, net 0.8%					$2,906,491
Total net assets 100.0%					$360,560,543

SEE NOTES TO FUND'S INVESTMENTS9

Global Short Duration Credit Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
MXN	Mexican Peso
USD	U.S. Dollar
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $127,620,606 or 35.4% of the fund's net assets as of 8-31-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $384,438,312. Net unrealized depreciation aggregated $26,784,260, of which $981,033 related to appreciated investment securities and $27,765,293 related to depreciated investment securities.

The fund had the following portfolio composition as a percentage of net assets on 8-31-15:

Financials	22.2%
Consumer discretionary	13.2%
Materials	12.5%
Industrials	10.9%
Energy	9.1%
Health care	6.7%
Telecommunication services	5.9%
Utilities	5.3%
Consumer staples	5.0%
Information technology	3.4%
Collateralized mortgage obligations	2.5%
Foreign government obligations	0.4%
Asset backed securities	0.3%
Short-term investments and other	2.6%
Total	100.0%

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$293,782,613	—	$293,782,613	—
Capital preferred securities	755,000	—	755,000	—
Convertible bonds	2,930,391	—	2,930,391	—
Foreign government obligations	1,541,191	—	1,541,191	—
Term loans	37,043,401	—	37,043,401	—
Collateralized mortgage obligations	9,151,878	—	9,151,878	—
Asset backed securities	876,150	—	876,150	—
Preferred securities	5,069,588	$3,879,457	1,190,131	—
Purchased options	32,840	—	32,840	—
Short-term investments	6,471,000	—	6,471,000	—
Total investments in securities	$357,654,052	$3,879,457	$353,774,595	—
Other financial instruments:
Forward foreign currency contracts	($115,253)	—	($115,253)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

11

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not occur thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended August 31, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. The following table summarizes the contracts held at August 31, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
EUR	255,000	USD	292,426	Bank of Nova Scotia	9/30/2015	—	($6,162)	($6,162)
GBP	784,427	USD	1,236,422	HSBC Bank USA	9/30/2015	—	(32,909)	(32,909)
JPY	16,943,275	EUR	125,000	Deutsche Bank AG London	9/30/2015	—	(504)	(504)
JPY	33,983,750	EUR	250,000	UBS AG	9/30/2015	—	(207)	(207)
USD	3,116,615	EUR	2,860,802	Deutsche Bank AG London	9/30/2015	—	(94,943)	(94,943)
USD	1,222,985	GBP	784,427	HSBC Bank USA	9/30/2015	$19,472	—	19,472
						$19,472	($134,725)	($115,253)

Currency abbreviations
EUR	Euro	JPY	Japanese Yen
GBP	Pound Sterling	USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended August 31, 2015, the fund used purchased options to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	426Q1	08/15
This report is for the information of the shareholders of John Hancock Global Short Duration Credit Fund.		10/15

John Hancock

Government Income Fund

Quarterly portfolio holdings 8/31/15

Fund's investments	Government Income Fund

As of 8-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value	Value
U.S. Government and Agency obligations 81.9%					$236,459,006
(Cost $234,698,809)
U.S. Government 18.7%					54,053,201
U.S. Treasury
Bond	2.500		02-15-45	8,999,000	8,149,953
Bond	3.125		02-15-42	9,410,000	9,741,797
Note	0.875		07-15-18	2,900,000	2,885,651
Note	1.375		09-30-18	17,360,000	17,489,974
Note	1.500		05-31-20	5,000,000	4,996,095
Note	2.000		08-15-25	11,000,000	10,789,731
U.S. Government Agency 63.2%					182,405,805
Federal Farm Credit Bank
Bond	1.740		03-11-20	2,130,000	2,127,851
Bond	2.350		03-14-22	675,000	664,058
Bond	2.500		06-20-22	460,000	460,120
Federal Home Loan Bank
Bond	2.900		09-05-25	209,524	205,066
Bond	3.170		10-04-27	215,000	211,124
Bond	3.250		06-21-27	290,909	291,005
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (P)	2.147		05-01-43	4,779,117	4,854,360
30 Yr Pass Thru (P)	2.591		07-01-44	8,376,433	8,636,546
30 Yr Pass Thru (P)	2.601		06-01-44	3,828,282	3,951,201
30 Yr Pass Thru (P)	2.997		03-01-44	705,901	731,476
30 Yr Pass Thru	3.000		04-01-43	1,657,853	1,674,432
30 Yr Pass Thru	3.500		12-01-44	5,549,761	5,767,199
30 Yr Pass Thru	4.000		12-01-40	1,421,987	1,515,138
30 Yr Pass Thru	4.000		01-01-41	1,932,939	2,059,562
30 Yr Pass Thru	4.000		01-01-41	1,540,676	1,641,602
30 Yr Pass Thru	4.000		11-01-43	2,065,350	2,208,392
30 Yr Pass Thru	5.500		07-01-37	136,205	152,694
30 Yr Pass Thru	5.500		04-01-38	1,228,839	1,369,531
30 Yr Pass Thru	5.500		12-01-38	1,076,919	1,200,554
Note	1.250		05-25-18	3,000,000	2,994,963
Federal National Mortgage Association
15 Yr Pass Thru	3.500		03-01-26	4,020,165	4,242,845
15 Yr Pass Thru	3.500		07-01-26	2,073,977	2,192,744
15 Yr Pass Thru	4.000		02-01-26	6,369,924	6,797,157
30 Yr Pass Thru (P)	2.918		01-01-44	1,245,421	1,288,760
30 Yr Pass Thru (P)	2.926		03-01-44	658,686	679,976
30 Yr Pass Thru	3.000		12-01-42	7,237,710	7,320,548
30 Yr Pass Thru	3.500		01-01-43	3,549,907	3,695,786
30 Yr Pass Thru	3.500		07-01-43	3,450,850	3,599,667
30 Yr Pass Thru	3.500		03-01-44	1,654,106	1,726,990
30 Yr Pass Thru	3.500		10-01-44	4,125,280	4,295,447
30 Yr Pass Thru	3.500		01-01-45	6,935,020	7,227,590
30 Yr Pass Thru	3.500		04-01-45	4,448,838	4,622,620
30 Yr Pass Thru	3.500		04-01-45	7,174,195	7,454,437
30 Yr Pass Thru	4.000		12-01-40	3,580,766	3,854,918
30 Yr Pass Thru	4.000		09-01-41	3,237,884	3,460,488
30 Yr Pass Thru	4.000		09-01-41	4,713,131	5,075,453
30 Yr Pass Thru	4.000		10-01-41	2,989,226	3,210,615

2SEE NOTES TO FUND'S INVESTMENTS

Government Income Fund

	Rate (%	)	Maturity date	Par value	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000		01-01-42	1,409,095	$1,513,016
30 Yr Pass Thru	4.000		07-01-42	3,697,612	3,967,999
30 Yr Pass Thru	4.000		11-01-43	5,858,056	6,291,917
30 Yr Pass Thru (C)	4.000		12-01-43	3,670,274	3,919,164
30 Yr Pass Thru	4.500		08-01-40	3,571,879	3,879,675
30 Yr Pass Thru	4.500		06-01-41	5,903,512	6,440,824
30 Yr Pass Thru	4.500		07-01-41	5,010,686	5,466,737
30 Yr Pass Thru	4.500		11-01-41	1,120,751	1,218,379
30 Yr Pass Thru	4.500		02-01-42	4,961,531	5,395,278
30 Yr Pass Thru	5.000		04-01-35	448,215	496,993
30 Yr Pass Thru	5.000		09-01-40	1,837,405	2,032,486
30 Yr Pass Thru	5.000		04-01-41	1,992,803	2,232,096
30 Yr Pass Thru	5.500		09-01-34	1,390,080	1,559,554
30 Yr Pass Thru	5.500		03-01-36	2,027,059	2,275,690
30 Yr Pass Thru	5.500		04-01-36	1,335,395	1,499,189
30 Yr Pass Thru	5.500		08-01-37	1,692,026	1,896,865
30 Yr Pass Thru	5.500		06-01-38	1,117,703	1,256,019
30 Yr Pass Thru	6.000		06-01-40	1,365,956	1,555,720
30 Yr Pass Thru	6.500		06-01-39	510,841	586,690
Note	1.570		01-09-20	5,700,000	5,672,270
Note	1.600		01-30-20	8,250,000	8,195,055
Note	2.500		03-27-23	1,600,000	1,591,274
Foreign government obligations 0.7%					$2,027,312
(Cost $2,000,000)
Jordan 0.7%					2,027,312
Hashemite Kingdom of Jordan	2.578		06-30-22	2,000,000	2,027,312
Corporate bonds 0.5%					$1,326,783
(Cost $1,242,604)
Financials 0.3%					852,041
Crown Castle Towers LLC (S)	6.113		01-15-20	760,000	852,041
Telecommunication services 0.2%					474,742
SBA Tower Trust (S)	3.598		04-15-18	475,000	474,742
Collateralized mortgage obligations 13.0%					$37,460,811
(Cost $35,097,340)
Commercial and residential 4.6%					13,260,249
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.779		08-25-35	275,964	265,255
BAMLL Commercial Mortgage Securities Trust Series 2013-DSNY, Class E (P) (S)	2.787		09-15-26	380,000	380,000
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (P)	0.759		07-25-35	457,610	435,070
Series 2005-7, Class 11A1 (P)	0.739		08-25-35	731,550	697,376
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.750		10-25-34	373,187	379,383
Commercial Mortgage Trust (Deutsche Bank)
Series 2013-CR11, Class B (P)	5.331		10-10-46	940,000	1,035,159
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	595,000	649,148
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	2.044		08-15-45	4,711,114	424,938
Series 2014-CR16, Class C (P)	5.069		04-10-47	590,000	605,481
HarborView Mortgage Loan Trust

SEE NOTES TO FUND'S INVESTMENTS3

Government Income Fund

	Rate (%	)	Maturity date	Par value	Value
Commercial and residential (continued)
Series 2005-11, Class X IO	2.394		08-19-45	3,521,712	$202,361
Series 2005-2, Class X IO	2.139		05-19-35	11,366,257	834,931
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407		11-05-30	415,000	416,711
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.096		10-25-36	11,325,460	1,033,227
Series 2005-AR18, Class 2X IO	1.774		10-25-36	10,320,072	422,277
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.582		07-05-32	5,077,500	437,026
Series 2014-FBLU, Class C (P) (S)	2.188		12-15-28	1,120,000	1,120,920
MASTR Adjustable Rate Mortgages Trust Series 2004-11, Class M2 (P)	1.299		11-25-34	555,000	536,487
Morgan Stanley Mortgage Loan Trust Series 2004-6AR, Class 2A2 (P)	2.846		08-25-34	638,395	632,290
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.529		05-25-35	472,809	441,360
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	555,000	592,767
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079		12-13-29	690,000	698,538
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (P) (S)	2.799		03-18-28	1,040,000	1,019,544
U.S. Government Agency 8.4%					24,200,562
Federal Home Loan Mortgage Corp.
Series 288, Class IO	3.000		10-15-27	3,329,118	386,281
Series 290, Class IO	3.500		11-15-32	4,023,620	712,171
Series 3833, Class LI IO	1.815		10-15-40	3,785,801	343,148
Series 4030, Class BI IO	5.000		01-15-42	583,115	95,429
Series 4136, Class IH IO	3.500		09-15-27	2,585,475	289,776
Series K017, Class X1 IO	1.571		12-25-21	3,754,854	268,960
Series K018, Class X1 IO	1.577		01-25-22	3,808,966	275,099
Series K022, Class X1 IO	1.417		07-25-22	9,906,902	703,232
Series K026, Class X1 IO	1.167		11-25-22	4,624,379	278,008
Series K038, Class X1 IO	1.351		03-25-24	7,308,244	590,287
Series K706, Class X1 IO	1.710		10-25-18	9,476,435	407,780
Series K707, Class X1 IO	1.678		12-25-18	3,262,088	143,799
Series K709, Class X1 IO	1.662		03-25-19	4,595,009	214,435
Series K710, Class X1 IO	1.904		05-25-19	3,790,403	210,379
Series K711, Class X1 IO	1.824		07-25-19	11,056,480	599,438
Series K715, Class X1 IO	1.304		01-25-21	39,429,710	2,064,007
Federal National Mortgage Association
Series 1993-225, Class TK	6.500		12-25-23	852,012	919,800
Series 2010-3, Class LI IO	5.000		02-25-25	2,965,086	167,501
Series 2012-137, Class QI IO	3.000		12-25-27	3,089,022	368,775
Series 2012-137, Class WI IO	3.500		12-25-32	2,357,696	418,934
Series 2012-21, Class IQ IO	4.500		09-25-41	1,513,900	264,657
Series 2013-130, Class AG	4.000		10-25-43	6,722,404	7,206,397
Series 2014-28, Class BD	3.500		08-25-43	4,411,018	4,669,834
Series 402, Class 3 IO	4.000		11-25-39	559,808	101,865
Series 402, Class 4 IO	4.000		10-25-39	856,307	141,282
Series 402, Class 7 IO	4.500		11-25-39	764,397	145,699
Series 407, Class 15 IO	5.000		01-25-40	688,121	130,083
Series 407, Class 21 IO	5.000		01-25-39	317,481	66,656

4SEE NOTES TO FUND'S INVESTMENTS

Government Income Fund

	Rate (%	)	Maturity date	Par value	Value
U.S. Government Agency (continued)
Series 407, Class 7 IO	5.000		03-25-41	635,732	$135,171
Series 407, Class 8 IO	5.000		03-25-41	321,619	70,377
Series 407, Class C6 IO	5.500		01-25-40	1,120,383	248,530
Series 408, Class C1 IO	4.000		12-25-40	810,043	186,512
Government National Mortgage Association
Series 2012-114, Class IO	0.922		01-16-53	2,435,204	180,578
Series 2013-42, Class IA IO	3.500		03-20-43	1,576,885	234,353
Series 2013-42, Class IO	3.500		03-20-43	1,033,803	152,935
Series 2013-42, Class YI IO	3.500		03-20-43	3,121,952	450,350
Series 2013-6, Class AI IO	3.500		08-20-39	2,482,186	358,044
Asset backed securities 2.1%					$6,022,476
(Cost $5,776,120)
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.669		05-25-35	645,000	610,574
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.439		07-25-36	747,364	702,291
Citicorp Residential Mortgage Securities, Inc. Series 2007-2, Class A6 (P)	6.265		06-25-37	212,467	220,033
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.669		05-25-36	788,283	769,390
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.619		07-25-35	270,000	260,837
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.889		11-25-35	805,000	785,690
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	0.874		03-25-35	887,000	841,441
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.349		09-25-36	722,859	668,518
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.639		11-25-35	425,000	400,260
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (P)	1.688		02-25-35	447,517	430,045
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	331,500	333,397
				Par value	Value
Short-term investments 2.0%					$5,837,000
(Cost $5,837,000)
Repurchase agreement 2.0%					5,837,000
Barclays Tri-Party Repurchase Agreement dated 8-31-15 at 0.110% to be repurchased at $5,837,018 on 9-1-15, collateralized by $5,937,700 U.S. Treasury Notes, 0.500% due 9-30-16 (valued at $5,953,822, including interest)				5,837,000	5,837,000
Total investments (Cost $284,651,873)† 100.2%					$289,133,388
Other assets and liabilities, net (0.2%)					($624,977)
Total net assets 100.0%					$288,508,411

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
(C)	Security purchased on a when-issued or delayed delivery basis.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
†	At 8-31-15, the aggregate cost of investment securities for federal income tax purposes was $285,300,588. Net unrealized appreciation aggregated $3,832,800, of which $6,378,900 related to appreciated investment securities and $2,546,100 related to depreciated investment securities.

SEE NOTES TO FUND'S INVESTMENTS5

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of August 31, 2015, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	56Q1	08/15
This report is for the information of the shareholders of John Hancock Government Income Fund.		10/15

John Hancock

Investment Grade Bond Fund

Quarterly portfolio holdings 8/31/15

Fund's investments	Investment Grade Bond Fund

As of 8-31-15 (unaudited)
	Rate (%	)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 38.0%					$135,374,279
(Cost $133,519,288)
U.S. Government 12.8%					45,545,356
U.S. Treasury
Bond	2.500		02-15-45	7,901,000	7,155,526
Bond	3.000		05-15-45	1,129,000	1,136,997
Bond	3.125		11-15-41	7,595,000	7,874,671
Bond	3.125		02-15-42	6,970,000	7,215,762
Note	0.875		07-15-18	315,000	313,441
Note	1.375		09-30-18	5,980,000	6,024,772
Note	1.625		04-30-19	1,845,000	1,866,020
Note	1.750		09-30-19	2,300,000	2,330,756
Note	2.000		08-15-25	11,854,000	11,627,411
U.S. Government Agency 25.2%					89,828,923
Federal Farm Credit Bank
Note	1.740		03-11-20	1,470,000	1,468,517
Note	2.350		03-14-22	525,000	516,490
Note	2.500		06-20-22	360,000	360,094
Federal Home Loan Bank
Bond	2.900		09-05-25	166,667	163,121
Bond	3.170		10-04-27	170,000	166,935
Bond	3.250		06-21-27	227,273	227,348
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	3.500		02-01-26	127,346	134,385
30 Yr Pass Thru (P)	2.547		06-01-44	371,240	382,319
30 Yr Pass Thru (P)	2.673		05-01-44	354,356	366,225
30 Yr Pass Thru (P)	2.997		03-01-44	133,257	138,085
30 Yr Pass Thru	3.000		03-01-43	793,509	802,436
30 Yr Pass Thru	3.000		04-01-43	1,099,596	1,110,592
30 Yr Pass Thru	3.500		04-01-44	1,199,510	1,253,254
30 Yr Pass Thru	4.000		11-01-43	451,795	483,086
30 Yr Pass Thru	4.000		02-01-44	254,961	271,743
30 Yr Pass Thru	4.500		02-01-41	1,461,662	1,586,812
30 Yr Pass Thru	5.000		03-01-41	971,069	1,073,980
30 Yr Pass Thru	5.500		07-01-37	25,386	28,459
30 Yr Pass Thru	5.500		06-01-38	1,196,969	1,334,013
Federal National Mortgage Association
15 Yr Pass Thru	1.570		01-09-20	5,225,000	5,199,580
15 Yr Pass Thru	2.500		03-27-23	1,180,000	1,173,564
15 Yr Pass Thru	3.000		07-01-27	558,661	582,098
15 Yr Pass Thru	3.000		10-29-27	585,000	568,037
15 Yr Pass Thru	3.500		02-01-26	125,330	132,272
15 Yr Pass Thru	3.500		03-01-26	787,559	831,182
15 Yr Pass Thru	3.500		07-01-26	1,563,616	1,653,157
15 Yr Pass Thru	4.000		12-01-24	1,000,219	1,066,835
30 Yr Pass Thru (P)	2.520		06-01-44	628,833	647,938
30 Yr Pass Thru (P)	2.549		04-01-44	632,778	652,897
30 Yr Pass Thru (P)	2.918		01-01-44	272,077	281,544
30 Yr Pass Thru (P)	2.926		03-01-44	124,209	128,224
30 Yr Pass Thru	3.000		12-01-42	2,073,262	2,096,991
30 Yr Pass Thru	3.500		01-01-42	2,652,963	2,757,838
30 Yr Pass Thru	3.500		06-01-42	3,674,881	3,836,805
30 Yr Pass Thru	3.500		01-01-43	990,289	1,028,817

2SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500		01-01-43	3,827,766	$3,978,484
30 Yr Pass Thru	3.500		04-01-43	762,169	793,252
30 Yr Pass Thru	3.500		07-01-43	591,352	616,854
30 Yr Pass Thru	3.500		03-01-44	5,745,842	5,999,018
30 Yr Pass Thru	3.500		04-01-45	5,138,564	5,339,289
30 Yr Pass Thru	4.000		01-01-41	1,024,813	1,094,629
30 Yr Pass Thru	4.000		09-01-41	4,639,051	4,995,677
30 Yr Pass Thru	4.000		10-01-41	72,937	78,339
30 Yr Pass Thru	4.000		01-01-42	1,735,012	1,854,814
30 Yr Pass Thru	4.000		09-01-43	3,126,807	3,374,997
30 Yr Pass Thru	4.000		10-01-43	3,114,931	3,342,710
30 Yr Pass Thru (C)	4.000		12-01-43	4,946,939	5,282,403
30 Yr Pass Thru	4.000		01-01-44	717,342	771,816
30 Yr Pass Thru	4.500		08-01-40	4,083,322	4,435,190
30 Yr Pass Thru	4.500		12-01-40	731,923	796,595
30 Yr Pass Thru	4.500		05-01-41	2,280,407	2,480,630
30 Yr Pass Thru	4.500		06-01-41	1,628,555	1,776,779
30 Yr Pass Thru	4.500		07-01-41	851,817	929,345
30 Yr Pass Thru	4.500		11-01-41	279,590	303,945
30 Yr Pass Thru	4.500		05-01-42	2,084,320	2,274,025
30 Yr Pass Thru	5.000		04-01-35	167,819	186,082
30 Yr Pass Thru	5.000		09-01-40	1,423,033	1,574,119
30 Yr Pass Thru	5.000		04-01-41	313,157	350,760
30 Yr Pass Thru	5.500		09-01-34	589,807	661,715
30 Yr Pass Thru	5.500		02-01-36	188,043	211,225
30 Yr Pass Thru	5.500		06-01-38	747,122	839,578
30 Yr Pass Thru	6.000		06-01-40	124,218	141,475
30 Yr Pass Thru	6.500		01-01-39	569,912	655,191
30 Yr Pass Thru	6.500		06-01-39	160,486	184,314
Corporate bonds 32.5%					$115,930,506
(Cost $117,328,833)
Consumer discretionary 3.8%					13,610,432
Auto components 0.4%
BorgWarner, Inc.	3.375		03-15-25	200,000	195,201
Delphi Corp.	5.000		02-15-23	1,070,000	1,112,800
Automobiles 1.7%
Ford Motor Company	4.750		01-15-43	155,000	146,883
Ford Motor Credit Company LLC	5.875		08-02-21	1,676,000	1,880,881
General Motors Company	4.875		10-02-23	805,000	818,955
General Motors Company	6.250		10-02-43	450,000	481,607
General Motors Financial Company, Inc.	3.250		05-15-18	840,000	844,696
General Motors Financial Company, Inc.	3.450		04-10-22	535,000	511,753
General Motors Financial Company, Inc.	4.000		01-15-25	650,000	614,817
General Motors Financial Company, Inc.	4.375		09-25-21	300,000	302,701
Nissan Motor Acceptance Corp. (S)	1.950		09-12-17	595,000	598,969
Hotels, restaurants and leisure 0.2%
Brinker International, Inc.	2.600		05-15-18	290,000	291,102
Seminole Tribe of Florida, Inc. (S)	6.535		10-01-20	280,000	295,400
Household durables 0.1%
Harman International Industries, Inc.	4.150		05-15-25	220,000	216,098

SEE NOTES TO FUND'S INVESTMENTS3

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Internet and catalog retail 0.5%
Amazon.com, Inc.	4.950		12-05-44	610,000	$608,592
QVC, Inc.	4.375		03-15-23	420,000	401,459
QVC, Inc.	5.125		07-02-22	310,000	312,822
QVC, Inc.	5.450		08-15-34	390,000	345,195
Media 0.7%
21st Century Fox America, Inc.	6.150		03-01-37	180,000	199,707
21st Century Fox America, Inc.	6.400		12-15-35	170,000	192,205
Myriad International Holdings BV (S)	5.500		07-21-25	225,000	223,313
Scripps Networks Interactive, Inc.	3.950		06-15-25	515,000	501,491
Sirius XM Radio, Inc. (S)	5.250		08-15-22	1,067,000	1,120,350
Time Warner Cable, Inc.	8.250		04-01-19	410,000	478,900
Multiline retail 0.1%
Macy's Retail Holdings, Inc.	7.875		08-15-36	359,000	377,769
Specialty retail 0.1%
AutoNation, Inc.	5.500		02-01-20	491,000	536,766
Consumer staples 1.4%					4,900,377
Beverages 0.5%
Beam Suntory, Inc.	1.750		06-15-18	890,000	882,787
Pernod Ricard SA (S)	5.750		04-07-21	710,000	795,424
Food and staples retailing 0.2%
CVS Health Corp.	5.125		07-20-45	560,000	596,390
Food products 0.5%
Bunge, Ltd. Finance Corp.	8.500		06-15-19	455,000	543,709
Kraft Heinz Foods Company (S)	2.000		07-02-18	600,000	599,203
Kraft Heinz Foods Company (S)	4.875		02-15-25	260,000	280,480
Kraft Heinz Foods Company (S)	5.200		07-15-45	395,000	414,426
Tobacco 0.2%
Reynolds American, Inc.	2.300		06-12-18	370,000	372,247
Reynolds American, Inc.	4.450		06-12-25	405,000	415,711
Energy 3.5%					12,539,411
Energy equipment and services 0.3%
Rowan Companies, Inc.	4.875		06-01-22	385,000	338,536
SESI LLC	7.125		12-15-21	645,000	643,491
Oil, gas and consumable fuels 3.2%
Anadarko Petroleum Corp.	8.700		03-15-19	425,000	503,486
Boardwalk Pipelines LP	5.500		02-01-17	170,000	175,454
CNOOC Finance 2013, Ltd.	3.000		05-09-23	545,000	509,723
Continental Resources, Inc.	3.800		06-01-24	80,000	67,453
Continental Resources, Inc.	5.000		09-15-22	940,000	851,875
DCP Midstream LLC (S)	9.750		03-15-19	375,000	413,180
DCP Midstream Operating LP	2.500		12-01-17	199,000	188,021
DCP Midstream Operating LP	3.875		03-15-23	185,000	151,238
Ecopetrol SA	5.875		09-18-23	150,000	151,313
Energy Transfer Partners LP	2.500		06-15-18	170,000	168,810
Energy Transfer Partners LP	5.150		03-15-45	390,000	327,644
Energy Transfer Partners LP	9.700		03-15-19	340,000	406,521
EnLink Midstream Partners LP	4.150		06-01-25	210,000	193,493
Enterprise Products Operating LLC	6.500		01-31-19	930,000	1,050,569

4SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375		08-01-66	490,000	$480,200
Freeport-McMoran Oil & Gas LLC	6.750		02-01-22	476,000	433,160
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	123,000	110,393
Kerr-McGee Corp.	6.950		07-01-24	335,000	394,892
Kinder Morgan Energy Partners LP	7.750		03-15-32	205,000	223,854
Kinder Morgan, Inc.	5.550		06-01-45	460,000	395,420
Lukoil International Finance BV (S)	3.416		04-24-18	590,000	560,015
MPLX LP	4.000		02-15-25	165,000	152,244
Northwest Pipeline LLC	6.050		06-15-18	570,000	627,828
ONEOK Partners LP	3.200		09-15-18	305,000	306,255
Petroleos Mexicanos	4.875		01-24-22	270,000	274,050
Regency Energy Partners LP	5.500		04-15-23	580,000	563,122
Shell International Finance BV	4.375		05-11-45	825,000	812,880
Williams Partners LP	4.875		05-15-23	235,000	221,365
Williams Partners LP	4.875		03-15-24	904,000	842,926
Financials 14.5%					51,526,651
Banks 5.8%
Bank of America Corp.	3.300		01-11-23	310,000	305,228
Bank of America Corp.	3.950		04-21-25	170,000	164,377
Bank of America Corp.	4.200		08-26-24	345,000	341,838
Bank of America Corp.	4.250		10-22-26	365,000	358,871
Bank of America Corp.	6.875		04-25-18	640,000	717,453
Bank of Montreal	1.400		04-10-18	785,000	776,411
Barclays Bank PLC (S)	6.050		12-04-17	680,000	735,633
Barclays Bank PLC (S)	10.179		06-12-21	560,000	739,368
BNP Paribas SA	2.375		09-14-17	1,075,000	1,087,829
BPCE SA (S)	4.500		03-15-25	410,000	397,420
BPCE SA (S)	5.700		10-22-23	500,000	529,290
Citigroup, Inc.	4.500		01-14-22	580,000	621,114
Credit Agricole SA (S)	4.375		03-17-25	445,000	432,075
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate + 6.283%) (S)	8.125		09-19-33	410,000	454,257
HBOS PLC (S)	6.000		11-01-33	160,000	177,616
HBOS PLC (S)	6.750		05-21-18	900,000	993,005
ING Bank NV (S)	5.800		09-25-23	515,000	556,836
JPMorgan Chase & Co.	4.625		05-10-21	1,205,000	1,305,028
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750		02-01-24	850,000	896,750
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900		04-30-18	690,000	724,500
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629		12-01-21	655,000	658,275
Mizuho Financial Group Cayman 3, Ltd. (S)	4.600		03-27-24	345,000	352,446
MUFG Union Bank NA	2.625		09-26-18	765,000	775,292
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000		06-30-19	904,000	1,125,118
Santander Holdings USA, Inc.	3.450		08-27-18	285,000	293,254
Sumitomo Mitsui Banking Corp.	2.450		01-10-19	480,000	482,400
SunTrust Banks, Inc.	7.250		03-15-18	280,000	312,928
Swedbank AB (S)	2.125		09-29-17	370,000	373,655
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850		06-01-23	425,000	401,625
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750		08-01-21	585,000	641,306

SEE NOTES TO FUND'S INVESTMENTS5

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (Q)	5.875		06-15-25	640,000	$654,400
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900		06-15-24	595,000	595,744
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980		03-15-18	1,105,000	1,179,588
Wells Fargo Bank NA	5.850		02-01-37	370,000	445,738
Capital markets 2.3%
Ares Capital Corp.	3.875		01-15-20	510,000	519,281
FS Investment Corp.	4.000		07-15-19	470,000	472,735
Jefferies Group LLC	6.875		04-15-21	715,000	798,365
Jefferies Group LLC	8.500		07-15-19	280,000	332,712
Macquarie Bank, Ltd. (L)(S)	4.875		06-10-25	625,000	618,941
Morgan Stanley	4.300		01-27-45	290,000	275,562
Morgan Stanley	5.500		01-26-20	550,000	612,006
Morgan Stanley	5.550		04-27-17	385,000	409,009
Morgan Stanley	7.300		05-13-19	950,000	1,112,179
Stifel Financial Corp.	4.250		07-18-24	345,000	340,995
The Bear Stearns Companies LLC	7.250		02-01-18	435,000	486,915
The Goldman Sachs Group, Inc.	3.750		05-22-25	635,000	631,774
The Goldman Sachs Group, Inc.	5.250		07-27-21	890,000	989,406
The Goldman Sachs Group, Inc.	5.750		01-24-22	170,000	193,237
The Goldman Sachs Group, Inc.	6.250		09-01-17	480,000	521,646
Consumer finance 1.3%
American Express Company	3.625		12-05-24	355,000	346,687
Capital One Bank USA NA	1.300		06-05-17	355,000	351,628
Capital One Bank USA NA	2.300		06-05-19	905,000	890,266
Capital One Financial Corp.	2.450		04-24-19	330,000	326,811
Capital One NA	2.350		08-17-18	440,000	438,717
Discover Bank	2.600		11-13-18	630,000	630,719
Discover Bank	8.700		11-18-19	417,000	498,410
Discover Financial Services	3.950		11-06-24	545,000	524,184
Discover Financial Services	5.200		04-27-22	585,000	617,046
Diversified financial services 1.1%
Doric Nimrod Air Alpha 2013-1 Class A Pass Through Trust (S)	5.250		05-30-23	338,563	355,492
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (S)	6.125		11-30-19	194,750	202,053
Doric Nimrod Air Finance Alpha, Ltd. 2012-1 Class A Pass Through Trust (S)	5.125		11-30-22	369,870	381,189
General Electric Capital Corp. (P)	0.801		08-15-36	360,000	327,038
General Electric Capital Corp. (5.250% to 6-15-23, then 3 month LIBOR + 2.967%) (Q)	5.250		06-15-23	410,000	416,970
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125		06-15-22	550,000	634,535
Leucadia National Corp.	5.500		10-18-23	675,000	679,334
McGraw Hill Financial, Inc. (S)	4.000		06-15-25	595,000	575,313
McGraw Hill Financial, Inc. (S)	4.400		02-15-26	425,000	422,490
Insurance 1.5%
Assured Guaranty US Holdings, Inc.	5.000		07-01-24	655,000	655,015
AXA SA	8.600		12-15-30	280,000	375,200
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (Q)(S)	6.379		12-14-36	185,000	196,331
CNA Financial Corp.	7.250		11-15-23	260,000	305,601
MetLife, Inc.	6.400		12-15-36	415,000	455,981
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (S)	5.100		10-16-44	390,000	401,700
Pacific LifeCorp. (S)	6.000		02-10-20	210,000	236,285

6SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR + 3.040%)	5.200		03-15-44	90,000	$88,088
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875		09-15-42	605,000	638,275
Teachers Insurance & Annuity Association of America (S)	6.850		12-16-39	585,000	728,868
The Hartford Financial Services Group, Inc.	5.375		03-15-17	435,000	459,043
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month LIBOR + 4.603%)	8.125		06-15-38	590,000	659,325
Real estate investment trusts 2.5%
American Tower Corp.	3.400		02-15-19	365,000	371,200
American Tower Corp.	4.700		03-15-22	460,000	480,977
ARC Properties Operating Partnership LP	2.000		02-06-17	545,000	532,056
ARC Properties Operating Partnership LP	4.600		02-06-24	485,000	463,175
AvalonBay Communities, Inc.	3.450		06-01-25	330,000	322,440
Crown Castle Towers LLC (S)	4.883		08-15-20	610,000	654,538
Crown Castle Towers LLC (S)	6.113		01-15-20	680,000	762,352
Education Realty Operating Partnership LP	4.600		12-01-24	320,000	321,933
EPR Properties	4.500		04-01-25	435,000	406,223
ERP Operating LP	3.375		06-01-25	120,000	116,736
Goodman Funding Pty, Ltd. (S)	6.375		04-15-21	510,000	580,383
Highwoods Realty LP	5.850		03-15-17	570,000	603,067
Omega Healthcare Investors, Inc.	4.500		01-15-25	330,000	324,171
Omega Healthcare Investors, Inc.	4.950		04-01-24	370,000	380,758
USB Realty Corp. (P)(Q)(S)	1.436		01-15-17	300,000	272,250
Ventas Realty LP	3.500		02-01-25	105,000	99,316
Ventas Realty LP	3.750		05-01-24	280,000	274,109
Ventas Realty LP	4.750		06-01-21	470,000	503,907
Welltower, Inc.	4.000		06-01-25	740,000	731,020
Welltower, Inc.	4.125		04-01-19	340,000	358,282
Welltower, Inc.	4.950		01-15-21	210,000	227,733
Health care 1.7%					6,186,287
Biotechnology 0.3%
Baxalta, Inc. (S)	2.000		06-22-18	285,000	283,587
Celgene Corp.	5.000		08-15-45	665,000	668,718
Health care equipment and supplies 0.3%
Medtronic, Inc.	4.625		03-15-45	580,000	590,905
Zimmer Holdings, Inc.	3.550		04-01-25	480,000	459,776
Health care providers and services 0.7%
Aetna, Inc.	1.500		11-15-17	1,131,000	1,127,115
Medco Health Solutions, Inc.	7.125		03-15-18	390,000	435,628
UnitedHealth Group, Inc.	1.450		07-17-17	520,000	520,396
UnitedHealth Group, Inc.	3.750		07-15-25	550,000	562,995
Pharmaceuticals 0.4%
AbbVie, Inc.	3.600		05-14-25	635,000	624,406
Actavis Funding SCS	3.800		03-15-25	400,000	387,500
Mylan, Inc.	1.350		11-29-16	530,000	525,261
Industrials 4.2%					15,053,289
Aerospace and defense 0.5%
Embraer Overseas, Ltd. (S)	5.696		09-16-23	380,000	384,275
Lockheed Martin Corp.	2.900		03-01-25	713,000	673,059
Textron, Inc.	3.875		03-01-25	280,000	277,360
Textron, Inc.	5.600		12-01-17	340,000	365,618

SEE NOTES TO FUND'S INVESTMENTS7

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Textron, Inc.	7.250		10-01-19	225,000	$262,807
Airlines 2.4%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000		01-31-18	651,142	691,839
American Airlines 2013-1 Class A Pass Through Trust	4.000		07-15-25	180,087	181,888
American Airlines 2013-2 Class A Pass Through Trust	4.950		01-15-23	433,915	462,119
American Airlines 2015-1 Class A Pass Through Trust	3.375		05-01-27	1,025,000	1,001,938
American Airlines 2015-1 Class B Pass Through Trust	3.700		05-01-23	655,000	643,538
British Airways PLC 2013-1 Class A Pass Through Trust (S)	4.625		06-20-24	751,524	789,100
British Airways PLC 2013-1 Class B Pass Through Trust (S)	5.625		06-20-20	188,357	198,246
Continental Airlines 1997-4 Class A Pass Through Trust	6.900		01-02-18	131,932	137,618
Continental Airlines 1998-1 Class A Pass Through Trust	6.648		09-15-17	33,925	34,858
Continental Airlines 1999-1 Class A Pass Through Trust	6.545		02-02-19	101,727	110,120
Continental Airlines 2007-1 Class A Pass Through Trust	5.983		04-19-22	416,383	459,583
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718		01-02-23	498,912	567,513
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821		08-10-22	601,460	690,175
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200		07-02-18	91,703	98,466
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300		04-15-19	172,745	182,246
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027		11-01-19	257,353	286,627
UAL 2009-2A Pass Through Trust	9.750		01-15-17	114,367	122,945
United Airlines 2014-2 Class A Pass Through Trust	3.750		09-03-26	515,000	516,288
United Airlines 2014-2 Class B Pass Through Trust	4.625		09-03-22	590,000	590,000
US Airways 2010-1 Class A Pass Through Trust	6.250		04-22-23	385,718	428,147
US Airways 2012-1 Class A Pass Through Trust	5.900		10-01-24	336,223	368,164
Building products 0.1%
Owens Corning	4.200		12-15-22	475,000	477,477
Industrial conglomerates 0.1%
Odebrecht Finance, Ltd. (S)	7.125		06-26-42	200,000	129,500
Odebrecht Finance, Ltd. (Q)(S)	7.500		09-21-15	120,000	84,000
Machinery 0.2%
Trinity Industries, Inc.	4.550		10-01-24	710,000	666,104
Road and rail 0.4%
Penske Truck Leasing Company LP (S)	2.875		07-17-18	345,000	349,260
Penske Truck Leasing Company LP (S)	3.375		02-01-22	705,000	682,856
Ryder System, Inc.	3.500		06-01-17	500,000	515,895
Trading companies and distributors 0.5%
Air Lease Corp.	3.375		01-15-19	445,000	448,338
Air Lease Corp.	3.875		04-01-21	280,000	282,800
Air Lease Corp.	4.750		03-01-20	195,000	206,462
Air Lease Corp.	5.625		04-01-17	285,000	299,250
International Lease Finance Corp. (S)	7.125		09-01-18	350,000	386,810
Information technology 0.4%					1,257,049
IT services 0.4%
Fiserv, Inc.	3.850		06-01-25	785,000	774,676
Xerox Corp.	3.800		05-15-24	510,000	482,373
Materials 0.8%					2,968,823
Chemicals 0.4%
Braskem Finance, Ltd. (S)	7.000		05-07-20	555,000	555,000
Incitec Pivot Finance LLC (S)	6.000		12-10-19	215,000	235,385
Rockwood Specialties Group, Inc.	4.625		10-15-20	615,000	636,525

8SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Materials (continued)
Metals and mining 0.4%
Glencore Finance Canada, Ltd. (S)	3.600		01-15-17	630,000	$629,516
Glencore Finance Canada, Ltd. (S)	4.250		10-25-22	250,000	228,835
Glencore Funding LLC (S)	4.125		05-30-23	215,000	193,240
Glencore Funding LLC (S)	4.625		04-29-24	315,000	285,677
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	210,000	204,645
Telecommunication services 1.2%					4,345,021
Diversified telecommunication services 0.7%
AT&T, Inc.	4.750		05-15-46	205,000	186,913
BellSouth Telecommunications LLC	6.300		12-15-15	32,005	32,409
CCO Safari II LLC (S)	3.579		07-23-20	95,000	94,704
CCO Safari II LLC (S)	6.484		10-23-45	470,000	476,680
Qwest Corp.	6.750		12-01-21	595,000	645,575
Telecom Italia Capital SA	7.200		07-18-36	220,000	242,963
Verizon Communications, Inc.	4.400		11-01-34	370,000	340,228
Verizon Communications, Inc.	5.012		08-21-54	279,000	254,501
Verizon Communications, Inc.	6.550		09-15-43	319,000	376,664
Wireless telecommunication services 0.5%
CC Holdings GS V LLC	3.849		04-15-23	455,000	447,541
MTN Mauritius Investments, Ltd. (S)	4.755		11-11-24	225,000	225,513
SBA Tower Trust (S)	2.933		12-15-17	320,000	324,241
SBA Tower Trust (S)	3.598		04-15-18	310,000	309,831
SBA Tower Trust (S)	5.101		04-17-17	375,000	387,258
Utilities 1.0%					3,543,166
Electric utilities 0.7%
Beaver Valley II Funding Corp.	9.000		06-01-17	40,000	43,200
Commonwealth Edison Company	2.150		01-15-19	245,000	245,840
Electricite de France SA (5.250% to 1-29-23, then 10 Year Swap Rate + 3.709%) (Q)(S)	5.250		01-29-23	395,000	398,950
Empresa Electrica Angamos SA (S)	4.875		05-25-29	350,000	328,125
FPL Energy National Wind LLC (S)	5.608		03-10-24	44,956	44,956
NextEra Energy Capital Holdings, Inc.	2.400		09-15-19	290,000	287,059
Oncor Electric Delivery Company LLC (S)	2.950		04-01-25	445,000	422,788
Oncor Electric Delivery Company LLC	5.000		09-30-17	300,000	321,043
PNPP II Funding Corp.	9.120		05-30-16	14,000	14,265
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (Q)	6.250		02-01-22	260,000	287,170
W3A Funding Corp.	8.090		01-02-17	108,021	108,005
Independent power and renewable electricity producers 0.1%
Constellation Energy Group, Inc.	5.150		12-01-20	265,000	289,871
Multi-utilities 0.2%
CenterPoint Energy Resources Corp.	6.125		11-01-17	351,000	384,919
Columbia Pipeline Group, Inc. (S)	4.500		06-01-25	385,000	366,975
Municipal bonds 0.2%					$617,750
(Cost $618,865)
State of Hawaii Department of Business Economic Development & Tourism	1.467		07-01-22	618,907	617,750
Collateralized mortgage obligations 9.2%					$32,991,681
(Cost $31,951,250)
Commercial and residential 7.8%					27,767,955
Adjustable Rate Mortgage Trust Series 2005-4, Class 7A12 (P)	0.779		08-25-35	208,068	199,994

SEE NOTES TO FUND'S INVESTMENTS9

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443		01-14-29	470,000	$534,147
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.110		12-13-29	386,000	377,037
BAMLL Commercial Mortgage Securities Trust
Series 2013-DSNY, Class E (P) (S)	2.787		09-15-26	265,000	265,000
Series 2014-ICTS, Class D (P) (S)	2.097		06-15-28	270,000	268,131
BBCMS Trust Series 2015, Class C (P) (S)	2.187		02-15-28	250,000	246,872
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.899		01-25-35	632,068	613,418
Series 2005-7, Class 11A1 (P)	0.739		08-25-35	517,855	493,664
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1 (P)	5.750		10-25-34	233,161	237,032
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.698		08-15-29	725,000	721,645
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787		01-13-35	420,000	402,376
BXHTL Mortgage Trust
Series 2015-JRWZ, Class DR1 (P) (S)	3.427		05-15-29	705,000	697,270
Series 2015-JWRZ, Class GL1 (P) (S)	3.048		05-15-29	705,000	703,928
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.198		12-15-27	700,000	698,634
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-CR3, Class XA IO	2.308		10-15-45	4,949,749	494,020
Series 2012-LC4, Class B (P)	4.934		12-10-44	290,000	317,417
Series 2013-300P, Class D (P) (S)	4.540		08-10-30	510,000	523,002
Series 2013-CR11, Class B (P)	5.331		10-10-46	840,000	925,036
Series 2013-CR13, Class C (P)	4.912		12-10-23	395,000	407,095
Series 2013-CR6, Class XA IO	1.651		03-10-46	4,399,633	251,932
Series 2013-LC13, Class B (P) (S)	5.009		08-10-46	450,000	490,952
Series 2014-FL4, Class D (P) (S)	2.030		07-13-31	575,000	572,663
Series 2014-TWC, Class D (P) (S)	2.437		02-13-32	465,000	461,298
Commercial Mortgage Trust (Deutsche Bank/Morgan Stanley) Series 2014-PAT, Class D (P) (S)	2.336		08-13-27	720,000	718,258
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	2.044		08-15-45	2,727,487	246,017
Series 2014-CR15, Class XA IO	1.485		02-10-47	5,806,802	365,323
Series 2014-CR16, Class C (P)	5.069		04-10-47	495,000	507,988
Credit Suisse Mortgage Trust Series 2014-ICE, Class D (P) (S)	2.348		04-15-27	665,000	660,000
Extended Stay America Trust Series 2013-ESFL, Class DFL (P) (S)	3.334		12-05-31	75,794	75,602
GAHR Commercial Mortgage Trust Series 2015-NRF, Class DFX (P) (S)	3.495		12-15-19	760,000	739,812
Great Wolf Trust Series 2015-WOLF, Class D (P) (S)	3.688		05-15-34	615,000	615,200
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO	2.394		08-19-45	1,222,359	70,238
Series 2005-2, Class X IO	2.139		05-19-35	4,872,477	357,918
Series 2005-8, Class 1X IO	2.064		09-19-35	1,150,658	65,123
HILT Mortgage Trust Series 2014-ORL, Class D (P) (S)	2.338		07-15-29	490,000	484,762
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407		11-05-30	475,000	476,958

10SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Commercial and residential (continued)
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.096		10-25-36	3,581,373	$326,730
Series 2005-AR18, Class 2X IO	1.774		10-25-36	4,385,786	179,458
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class C (P)	4.833		04-15-47	840,000	838,713
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (S)	1.582		07-05-32	2,845,000	244,872
Series 2014-FBLU, Class C (P) (S)	2.188		12-15-28	780,000	780,640
Series 2014-FBLU, Class D (P) (S)	2.788		12-15-28	560,000	560,181
Series 2014-PHH, Class C (P) (S)	2.288		08-15-27	700,000	705,471
Series 2015-MAR7, Class C (S)	4.490		06-05-32	580,000	579,752
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class C (P)	4.321		02-15-46	297,000	297,275
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (P) (S)	4.438		09-09-32	1,200,000	1,208,998
Series 2015, Class XLF1 C (P) (S)	2.394		08-14-31	560,000	557,196
MortgageIT Trust Series 2005-2, Class 1A2 (P)	0.529		05-25-35	307,240	286,804
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates
Series 2005-2, Class M2 (P)	0.649		04-25-35	305,000	278,918
Series 2005-3, Class APT (P)	0.489		07-25-35	346,949	338,022
Springleaf Mortgage Loan Trust Series 2012-3A, Class M1 (P) (S)	2.660		12-25-59	220,000	220,317
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.456		03-25-44	442,268	432,676
TMSQ Mortgage Trust Series 2011-1500, Class D (P) (S)	3.963		10-10-36	355,000	343,698
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822		05-10-45	320,000	341,776
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA IO (S)	1.885		05-10-63	4,404,313	302,237
VNDO Mortgage Trust Series 2013-PENN, Class D (P) (S)	4.079		12-13-29	657,000	665,130
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (P) (S)	2.799		03-18-28	990,000	970,528
Series 2014-LC18, Class A2	2.954		12-15-47	125,000	128,284
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.344		11-15-45	4,725,318	472,059
Series 2013-C15, Class B (P)	4.630		08-15-46	130,000	136,276
Series 2013-C16, Class B (P)	5.148		09-15-46	205,000	222,443
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (P) (S)	2.769		11-15-29	64,274	63,739
U.S. Government Agency 1.4%					5,223,726
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (P)	2.049		10-25-27	430,000	427,532
Series 288, Class IO	3.000		10-15-27	2,144,107	248,783
Series 290, Class IO	3.500		11-15-32	2,494,317	441,488
Series 3833, Class LI IO	1.815		10-15-40	1,581,209	143,322
Series 4030, Class BI IO	5.000		01-15-42	328,196	53,711
Series 4136, Class IH IO	3.500		09-15-27	1,681,814	188,495
Series K017, Class X1 IO	1.571		12-25-21	2,405,976	172,340
Series K018, Class X1 IO	1.577		01-25-22	2,784,947	201,140
Series K021, Class X1 IO	1.629		06-25-22	658,741	53,982
Series K022, Class X1 IO	1.417		07-25-22	10,534,598	747,788

SEE NOTES TO FUND'S INVESTMENTS11

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series K707, Class X1 IO	1.678		12-25-18	1,904,093	$83,936
Series K709, Class X1 IO	1.662		03-25-19	2,557,599	119,355
Series K710, Class X1 IO	1.904		05-25-19	3,892,321	216,036
Series K711, Class X1 IO	1.824		07-25-19	6,993,321	379,150
Federal National Mortgage Association
Series 2010-3, Class LI IO	5.000		02-25-25	1,086,105	61,355
Series 2012-137, Class QI IO	3.000		12-25-27	2,021,308	241,308
Series 2012-137, Class WI IO	3.500		12-25-32	1,486,726	264,173
Series 402, Class 3 IO	4.000		11-25-39	379,685	69,089
Series 402, Class 4 IO	4.000		10-25-39	303,162	50,019
Series 402, Class 7 IO	4.500		11-25-39	293,596	55,961
Series 407, Class 15 IO	5.000		01-25-40	310,513	58,700
Series 407, Class 21 IO	5.000		01-25-39	141,705	29,751
Series 407, Class 7 IO	5.000		03-25-41	265,061	56,358
Series 407, Class 8 IO	5.000		03-25-41	134,578	29,448
Series 407, Class C6 IO	5.500		01-25-40	652,503	144,742
Series 408, Class C1 IO	4.000		12-25-40	800,890	184,405
Government National Mortgage Association
Series 2012-114, Class IO	0.922		01-16-53	1,461,122	108,347
Series 2013-42, Class IO	3.500		03-20-43	671,972	99,408
Series 2013-42, Class YI IO	3.500		03-20-43	2,035,343	293,604
Asset backed securities 14.9%					$53,305,771
(Cost $53,129,586)
Asset Backed Securities 14.9%					53,305,771
ACE Securities Corp. Home Equity Loan Trust Series 2005-HE3, Class M2 (P)	0.874		05-25-35	229,966	220,791
Aegis Asset Backed Securities Trust Series 2005-1, Class M3 (P)	0.749		03-25-35	815,000	768,516
Ally Auto Receivables Trust
Series 2014-2, Class A4	1.840		01-15-20	655,000	660,236
Series 2015-1, Class A4	1.750		05-15-20	600,000	601,757
Ally Master Owner Trust
Series 2012-4, Class A	1.720		07-15-19	265,000	266,409
Series 2015-3, Class A	1.630		05-15-20	895,000	892,490
American Express Credit Account Master Trust
Series 2014-3, Class A	1.490		04-15-20	844,000	849,759
Series 2014-4, Class A	1.430		06-15-20	905,000	906,642
Ameriquest Mortgage Securities, Inc. Series 2005-R3, Class M2 (P)	0.669		05-25-35	405,000	383,384
Applebee's Funding LLC Series 2014-1, Class A2 (S)	4.277		09-05-44	1,160,000	1,181,039
Argent Securities, Inc. Series 2004-W6, Class M1 (P)	1.024		05-25-34	155,888	148,842
BA Credit Card Trust Series 2015-A2, Class A	1.360		09-15-20	1,265,000	1,262,688
Bank of the West Auto Trust
Series 2014-1, Class A4 (S)	1.650		03-16-20	605,000	607,503
Series 2015-1, Class A4 (S)	1.660		09-15-20	725,000	723,134
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (P) (S)	0.439		07-25-36	443,673	416,916
Cabela's Credit Card Master Note Trust
Series 2013-2A, Class A1 (S)	2.170		08-16-21	275,000	278,614
Series 2015-1A, Class A1	2.260		03-15-23	95,000	95,130
California Republic Auto Receivables Trust

12SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Series 2014-4, Class A4	1.840		06-15-20	480,000	$485,333
Series 2015-2, Class A4	1.750		01-15-21	715,000	715,908
Capital One Multi-Asset Execution Trust
Series 2007-A7, Class A7	5.750		07-15-20	305,000	331,600
Series 2014-A5, Class A	1.480		07-15-20	1,435,000	1,442,826
Series 2015-A5, Class A5	1.600		05-17-21	845,000	846,434
CarMax Auto Owner Trust
Series 2014-3, Class A3	1.160		06-17-19	750,000	749,631
Series 2015-2, Class A4	1.800		03-15-21	355,000	354,781
Chase Issuance Trust
Series 2014-A6, Class A	1.260		07-15-19	601,000	602,209
Series 2014-A7, Class A	1.380		11-15-19	835,000	837,193
Series 2015, Class A2A	1.590		02-18-20	1,071,000	1,075,543
Series 2015-A5, Class A	1.360		04-15-20	1,470,000	1,466,434
Chrysler Capital Auto Receivables Trust
Series 2014-BA, Class A4 (S)	1.760		12-16-19	290,000	290,838
Series 2015-AA, Class A4 (S)	1.550		02-18-20	1,260,000	1,255,974
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650		09-20-19	485,000	527,528
Series 2014-A8, Class A8	1.730		04-09-20	895,000	902,855
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474		03-20-43	1,091,863	1,116,361
CNH Equipment Trust Series 2015-C, Class A3	1.660		11-16-20	1,075,000	1,076,380
Credit Suisse Mortgage Trust Series 2006-CF2, Class M1 (P) (S)	0.669		05-25-36	578,740	564,868
Credit-Based Asset Servicing and Securitization LLC Series 2005-CB4, Class M1 (P)	0.619		07-25-35	200,000	193,213
CSMC Trust Series 2006-CF2, Class M2 (P) (S)	0.719		05-25-36	1,340,000	1,252,083
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980		02-20-45	1,034,800	1,034,944
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390		04-15-20	1,125,000	1,126,558
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	560,000	554,400
Encore Credit Receivables Trust Series 2005-2, Class M2 (P)	0.889		11-25-35	485,000	473,366
Ford Credit Auto Owner Trust
Series 2014-1, Class B (S)	2.410		11-15-25	380,000	381,291
Series 2015-A, Class A4	1.640		06-15-20	415,000	416,417
Series 2015-B, Class A4	1.580		08-15-20	435,000	436,126
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490		09-15-19	670,000	670,350
Series 2014-4, Class A1	1.400		08-15-19	1,084,000	1,083,156
Series 2015-1, Class A1	1.420		01-15-20	915,000	912,310
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590		08-22-23	185,000	186,185
GM Financial Automobile Leasing Trust
Series 2015-1, Class A4	1.730		06-20-19	230,000	231,065
Series 2015-2, Class A4	1.850		07-22-19	784,000	788,143
GMF Floorplan Owner Revolving Trust Series 2015-1, Class A1 (S)	1.650		05-15-20	490,000	486,880
GSAA Trust Series 2005-10, Class M3 (P)	0.749		06-25-35	605,000	580,263

SEE NOTES TO FUND'S INVESTMENTS13

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Asset Backed Securities (continued)
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310		10-15-20	1,215,000	$1,215,203
Series 2015-1, Class A4	1.320		11-16-20	565,000	563,701
Series 2015-2, Class A4	1.470		08-23-21	635,000	634,154
Series 2015-3, Class A4	1.560		10-18-21	695,000	694,537
Huntington Auto Trust Series 2015-1, Class A4	1.640		06-15-21	395,000	394,622
Hyundai Auto Receivables Trust Series 2015-A, Class A4	1.370		07-15-20	530,000	530,117
John Deere Owner Trust
Series 2014-B, Class A4	1.500		06-15-21	490,000	491,597
Series 2015, Class AA4	1.650		12-15-21	310,000	310,323
Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, Class M1 (P)	0.949		09-25-35	152,899	138,916
MVW Owner Trust
Series 2014-1A, Class A (S)	2.250		09-22-31	144,550	143,763
Series 2015-1A, Class A (S)	2.520		12-20-32	510,000	511,083
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.874		03-25-35	785,000	744,680
Series 2005-2, Class M2 (P)	0.649		06-25-35	845,000	799,318
Nissan Auto Receivables Owner Trust Series 2015-A, Class A4	1.500		09-15-21	1,280,000	1,275,909
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440		01-15-20	830,000	826,551
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260		09-21-20	296,000	296,740
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4 (P)	4.934		08-25-35	420,000	421,766
Sierra Timeshare Receivables Funding LLC Series 2014-2A, Class A (S)	2.050		06-20-31	342,694	344,897
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438		05-20-41	343,334	359,850
Soundview Home Loan Trust Series 2005-CTX1, Class M2 (P)	0.639		11-25-35	315,000	296,664
SunTrust Auto Receivables Trust Series 2015-1, Class A4 (S)	1.780		01-15-21	740,000	736,558
TAL Advantage V LLC Series 2014-1A, Class A (S)	3.510		02-22-39	233,750	235,088
Toyota Auto Receivables Owner Trust
Series 2014-C, Class A4	1.440		04-15-20	402,000	402,638
Series 2015-B, Class A4	1.740		09-15-20	610,000	612,592
USAA Auto Owner Trust Series 2015-1, Class A4	1.540		11-16-20	500,000	500,585
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400		07-22-19	445,000	443,450
Wendys Funding LLC Series 2015-1A, Class A2I (S)	3.371		06-15-45	1,007,000	1,003,141
Westgate Resorts LLC
Series 2012-2A, Class B (S)	4.500		01-20-25	289,648	290,734
Series 2012-3A, Class B (S)	4.500		03-20-25	194,799	196,260
Series 2013-1A, Class B (S)	3.750		08-20-25	96,669	97,620
Series 2014-1A, Class A (S)	2.150		12-20-26	767,476	763,639
Series 2014-1A, Class B (S)	3.250		12-20-26	411,279	410,765
Series 2015-1A, Class A (S)	2.750		05-20-27	408,226	408,483
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370		01-15-20	495,000	496,531

14SEE NOTES TO FUND'S INVESTMENTS

Investment Grade Bond Fund

	Rate (%	)	Maturity date	Par value^	Value
Capital preferred securities 0.6%					$2,048,076
(Cost $1,957,294)
Financials 0.6%					2,048,076
Capital markets 0.2%
State Street Capital Trust IV (P)	1.285		06-15-37	695,000	592,488
Insurance 0.4%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR + 3.960%) (S)	7.875		12-15-37	95,000	118,513
MetLife Capital Trust X (9.250% to 4-8-33, then 3 month LIBOR + 5.540%) (S)	9.250		04-08-38	325,000	450,125
ZFS Finance USA Trust II (6.450% to 6-15-16 then 3 month LIBOR + 2.000%) (S)	6.450		12-15-65	675,000	685,125
ZFS Finance USA Trust V (6.500% to 5-9-17, then 3 month LIBOR + 2.285%) (S)	6.500		05-09-37	195,000	201,825
				Shares	Value
Preferred securities 0.2%					$878,273
(Cost $879,263)
Financials 0.1%					475,099
Banks 0.1%
The PNC Financial Services Group, Inc. (6.125% to 5-1-22, then 3 month LIBOR + 4.067%)				10,135	278,206
Wells Fargo & Company, Series L, 7.500%				167	196,893
Utilities 0.1%					403,174
Multi-utilities 0.1%
Dominion Resources, Inc., 6.375%				7,960	403,174
			Yield (%)	Shares	Value
Securities lending collateral 0.2%					$570,926
(Cost $570,937)
John Hancock Collateral Trust (W)			0.1436(Y)	57,064	570,926
				Par value	Value
Short-term investments 4.8%					$17,216,000
(Cost $17,216,000)
Repurchase agreement 4.8%					17,216,000
Barclays Tri-Party Repurchase Agreement dated 8-31-15 at 0.110% to be repurchased at $17,216,053 on 9-1-15, collateralized by $17,161,100 U.S. Treasury Notes, 2.125% due 6-30-21 (valued at $17,560,407, including interest)				17,216,000	17,216,000
Total investments (Cost $357,171,316)† 100.6%					$358,933,262
Other assets and liabilities, net (0.6%)					($2,305,436)
Total net assets 100.0%					$356,627,826

SEE NOTES TO FUND'S INVESTMENTS15

Investment Grade Bond Fund

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(C)	Security purchased on a when-issued or delayed delivery basis.
(L)	A portion of this security is on loan as of 8-31-15. The value of securities on loan amounted to $xxx.xxx.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $64,498,325 or 18.1% of the fund's net assets as of 8-31-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 8-31-15.
†	At 8-31-15 the aggregate cost of investment securities for federal income tax purposes was $358,700,102. Net unrealized appreciation aggregated $233,160, of which $4,758,030 related to appreciated investment securities and $4,524,870 related to depreciated investment securities.

16SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of August 31, 2015, by major security category or type:

	Total value at 8-31-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Government and Agency obligations	$135,374,279	—	$135,374,279	—
Corporate bonds	115,930,506	—	115,930,506	—
Municipal bonds	617,750	—	617,750	—
Collateralized mortgage obligations	32,991,681	—	32,991,681	—
Asset backed securities	53,305,771	—	53,305,771	—
Capital preferred securities	2,048,076	—	2,048,076	—
Preferred securities	878,273	$878,273	—	—
Securities lending collateral	570,926	570,926	—	—
Short-term investments	17,216,000	—	17,216,000	—
Total investments in securities	$358,933,262	$1,449,199	$357,484,063	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

17

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	55Q1	08/15
This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.		10/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By:

/s/ Andrew Arnott

__________________________

Andrew Arnott

President

Date:    October 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew Arnott

__________________________

Andrew Arnott

President

Date:   October 23, 2015

By:

/s/ Charles A. Rizzo

__________________________

Charles A. Rizzo

Chief Financial Officer

Date:    October 23, 2015